UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-05594

Exact name of registrant as specified in charter:	Prudential Short-Term Corporate Bond Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	12/31/2013

Date of reporting period:	6/30/2013

Item 1 – Reports to Stockholders

PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

PRUDENTIAL SHORT-TERM CORPORATE BOND FUND, INC.

SEMIANNUAL REPORT • JUNE 30, 2013

Fund Type

Corporate Bond

Objective

High current income consistent with the preservation of principal

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of June 30, 2013, were not audited, and accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS). Prudential Fixed Income is a unit of Prudential Investment Management, Inc. (PIM), a registered investment adviser. PIMS and PIM are Prudential Financial companies. © 2013 Prudential Financial, Inc., and its related entities. Prudential Investments, Prudential, the Prudential logo, Bring Your Challenges, and the Rock symbol are service marks of Prudential Financial, Inc., and its related entities, registered in many jurisdictions worldwide.

August 15, 2013

Dear Shareholder:

We hope you find the semiannual report for the Prudential Short-Term Corporate Bond Fund, Inc. informative and useful. The report covers performance for the six-month period that ended on June 30, 2013.

We recognize that ongoing market volatility may make it a difficult time to be an investor. We continue to believe a prudent response to uncertainty is to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. Keep in mind, however, that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Prudential Investments® is dedicated to helping you solve your toughest investment challenges—whether it’s capital growth, reliable income, or protection from market volatility and other risks. We offer the expertise of Prudential Financial’s affiliated asset managers* that strive to be leaders in a broad range of funds to help you stay on course to the future you envision. They also manage money for major corporations and pension funds around the world, which means you benefit from the same expertise, innovation, and attention to risk demanded by today’s most sophisticated investors.

Thank you for choosing the Prudential Investments family of funds.

Sincerely,

Stuart S. Parker, President

Prudential Short-Term Corporate Bond Fund, Inc.

*Most of Prudential Investments’ equity funds are advised by Jennison Associates LLC, Quantitative Management Associates LLC (QMA), or Prudential Real Estate Investors. Prudential Investments’ fixed income and money market funds are advised by Prudential Investment Management, Inc. (PIM) through its Prudential Fixed Income unit. Jennison Associates, QMA, and PIM are registered investment advisors and Prudential Financial companies. Prudential Real Estate Investors is a unit of PIM.

Prudential Short-Term Corporate Bond Fund, Inc.	1

Your Fund’s Performance (Unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852.

Cumulative Total Returns (Without Sales Charges) as of 6/30/13
	Six Months	One Year	Five Years	Ten Years	Since Inception
Class A	–0.84%	1.59%	26.42%	46.49%	—
Class B	–1.21	0.84	21.73	35.85	—
Class C	–1.21	0.84	22.44	38.36	—
Class Q	–0.67	2.03	N/A	N/A	2.64% (3/02/12)
Class R	–0.96	1.34	24.86	N/A	44.07 (5/17/04)
Class Z	–0.71	1.94	27.99	50.21	—
Barclays 1–5 Year U.S. Credit Index	–0.45	2.13	26.65	48.83	—
Lipper Short/Int. Inv.-Grade Debt Funds Avg.	–1.12	1.07	23.90	40.41	—

Average Annual Total Returns (With Sales Charges) as of 6/30/13
		One Year	Five Years	Ten Years	Since Inception
Class A		–1.71%	4.11%	3.55%	—
Class B		–2.12	4.01	3.11	—
Class C		–0.15	4.13	3.30	—
Class Q		2.03	N/A	N/A	1.98% (3/02/12)
Class R		1.34	4.54	N/A	4.08 (5/17/04)
Class Z		1.94	5.06	4.15	—
Barclays 1–5 Year U.S. Credit Index		2.13	4.84	4.06	—
Lipper Short/Int. Inv.-Grade Debt Funds Avg.		1.07	4.35	3.42	—

Source: Prudential Investments LLC and Lipper Inc. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Inception returns are provided for any share class with less than 10 calendar years of returns.

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The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class B	Class C	Class Q	Class R	Class Z
Maximum Initial Sales Charge	3.25% of the public offering price	None	None	None	None	None
Contingent Deferred Sales Charge (CDSC)	.50% on sales of $1 million or more made within 18 months of purchase	3%(Yr.1) 2%(Yr.2) 1%(Yr.3) 1%(Yr.4) 0%(Yr.5)	1% on sales made within 12 months of purchase	None	None	None
Annual Distribution and Service (12b-1) fees (shown as a percentage of average daily net assets)	.30% (.25% currently)	1%	1%	None	.75% (.50% currently)	None

The returns in the tables reflect the share class expense structure in effect at the close of the fiscal period.

Benchmark Definitions

Barclays 1–5 Year U.S. Credit Index

The Barclays 1–5 Year U.S. Credit Index is an unmanaged index of publicly issued U.S. corporate and specified foreign debentures and secured notes that meet specific maturity (between one and five years), liquidity, and quality requirements. It gives an indication of how short- and intermediate-term bonds have performed. Barclays 1–5 Year U.S. Credit Index Closest Month-End to Inception cumulative total returns are 2.93% for Class Q and 47.83% for Class R. Barclays 1–5 Year U.S. Credit Index Closest Month-End to Inception average annual returns are 2.19% for Class Q and 4.40% for Class R.

Lipper Short/Intermediate Investment-Grade Debt Funds Average

The Lipper Short/Intermediate Investment-Grade Debt Funds Average (Lipper Average) represents returns based on an average return of all funds in the Lipper Short/Intermediate Investment-Grade Debt Funds category for the periods noted. Funds in the Lipper Average invest primarily in investment-grade debt issues (rated in the top four grades) with dollar-weighted average maturities of one to five years. Lipper Average Closest Month-End to Inception cumulative total returns are 2.15% for Class Q and 40.59% for Class R. Lipper Average Closest Month-End to Inception average annual returns are 1.60% for Class Q and 3.79% for Class R.

Investors cannot invest directly in an index or average. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Prudential Short-Term Corporate Bond Fund, Inc.	3

Your Fund’s Performance (continued)

Distributions and Yields as of 6/30/13
	Total Distributions Paid for Six Months	30-Day SEC Yield
Class A	$0.16	1.15%
Class B	0.12	0.44
Class C	0.12	0.44
Class Q	0.18	1.51
Class R	0.15	0.94
Class Z	0.18	1.43

Allocation expressed as a percentage of net assets as of 6/30/13
Corporate Bonds	90.8%
Commercial Mortgage-Backed Securities	5.4
Foreign Agencies	1.2
Municipal Bonds	0.5
Bank Loans	0.1
Preferred Stock	0.1

Allocations reflect only long-term investments and are subject to change.

Credit Quality* expressed as a percentage of net assets as of 6/30/13
U.S. Government & Agency	—
Aaa	5.2%
Aa	5.3
A	34.5
Baa	49.3
Ba	2.8
B	1.0
Caa	—
Less than Caa	—
Not Rated**	12.6
Total Investments	110.7
Liabilities in excess of other assets	-10.7
Total Net Assets	100.0%

*Source: Moody’s rating, defaulting to S&P when not rated by Moody’s.

**Approximately 12.6% of Not Rated is invested in affiliated money market mutual fund.

Credit Quality is subject to change.

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Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on January 1, 2013, at the beginning of the period, and held through the six-month period ended June 30, 2013. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before

Prudential Short-Term Corporate Bond Fund, Inc.	5

Fees and Expenses (continued)

expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Short-Term Corporate Bond Fund, Inc.		Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$991.60	0.76%	$3.75
	Hypothetical	$1,000.00	$1,021.03	0.76%	$3.81

Class B	Actual	$1,000.00	$987.90	1.51%	$7.44
	Hypothetical	$1,000.00	$1,017.31	1.51%	$7.55

Class C	Actual	$1,000.00	$987.90	1.51%	$7.44
	Hypothetical	$1,000.00	$1,017.31	1.51%	$7.55

Class Q	Actual	$1,000.00	$993.30	0.43%	$2.13
	Hypothetical	$1,000.00	$1,022.66	0.43%	$2.16

Class R	Actual	$1,000.00	$990.40	1.01%	$4.98
	Hypothetical	$1,000.00	$1,019.79	1.01%	$5.06

Class Z	Actual	$1,000.00	$992.90	0.51%	$2.52
	Hypothetical	$1,000.00	$1,022.27	0.51%	$2.56

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended June 30, 2013, and divided by 365 days. Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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The Fund’s annualized expense ratios for the six-month period ended June 30, 2013 are as follows:

Class	Gross Operating Expenses	Net Operating Expenses
A	0.81%	0.76%
B	1.51	1.51
C	1.51	1.51
Q	0.43	0.43
R	1.26	1.01
Z	0.51	0.51

Net operating expenses shown above reflect fee waivers and/or expense reimbursements. Additional information on Fund expenses and any fee waivers and/or expense reimbursements can be found in the “Financial Highlights” tables in this report and in the Notes to the Financial Statements in this report.

Prudential Short-Term Corporate Bond Fund, Inc.	7

Portfolio of Investments

as of June 30, 2013 (Unaudited)

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
LONG-TERM INVESTMENTS 98.1%
BANK LOANS(a) 0.1%

Chemicals 0.1%
Eastman Chemical Co.	Baa2	1.773%	02/28/17	6,522	$6,502,715

Technology
Flextronics International Ltd., DD-A1B	Ba1	2.445	10/01/14	45	44,813
Flextronics International Ltd., DD-A2	Ba1	2.445	10/01/14	320	319,624
Flextronics International Ltd., DD-A3	Ba1	2.445	10/01/14	373	372,894
Flextronics International Ltd., Term A	Ba1	2.445	10/01/14	640	639,197
Flextronics International Ltd., Term A Delay	Ba1	2.445	10/01/14	63	62,572

					1,439,100

TOTAL BANK LOANS (cost $7,956,348)					7,941,815

COMMERCIAL MORTGAGE-BACKED SECURITIES 5.4%
Banc of America Commercial Mortgage Trust,
Ser. 2005-3, Class A4	Aa3	4.668	07/10/43	18,528	19,618,669
Ser. 2007-5, Class A3	AAA(b)	5.620	02/10/51	8,370	8,508,749
Bear Stearns Commercial Mortgage Securities,
Ser. 2006-PW11, Class A4(a)	AAA(b)	5.611	03/11/39	10,000	10,905,290
Ser. 2007-PW17, Class A3	AAA(b)	5.736	06/11/50	11,742	12,211,347
Citigroup Commercial Mortgage Trust,
Ser. 2007-C6, Class A2(a)	Aaa	5.885	12/10/49	92	92,292
Ser. 2007-C6, Class A3(a)	Aaa	5.885	12/10/49	10,000	10,244,360
Citigroup/Deutsche Bank Commercial Mortgage Trust,
Ser. 2006-CD3, Class A5	Aaa	5.617	10/15/48	20,000	22,077,820
Ser. 2007-CD4, Class A2B	Aaa	5.205	12/11/49	2,976	2,997,495
Commercial Mortgage Pass-Through Certificates,
Ser. 2012-CR3, Class A2	Aaa	1.765	10/15/45	15,000	14,871,030

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	9

Portfolio of Investments

as of June 30, 2013 (Unaudited) continued

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Commercial Mortgage Trust,
Ser. 2012-CR4, Class A2	Aaa	1.801%	10/15/45	3,200	$3,168,026
Ser. 2013-CR6, Class A2	Aaa	2.122	03/10/46	20,000	20,028,740
Credit Suisse Mortgage Capital Certificates,
Ser. 2007-C1, Class A2	Aaa	5.268	02/15/40	258	258,341
DBUBS Mortgage Trust,
Ser. 2011-LC3A, Class A2	Aaa	3.642	08/10/44	12,500	13,198,025
GE Capital Commercial Mortgage Corp.,
Ser. 2006-C1, Class A4(a)	AAA(b)	5.470	03/10/44	10,000	10,866,600
Greenwich Capital Commercial Funding Corp.,
Ser. 2006-GG7, Class A4(a)(c)	Aaa	6.056	07/10/38	8,000	8,867,624
GS Mortgage Securities Corp. II,
Ser. 2006-GG6, Class A4(a)	AAA(b)	5.553	04/10/38	3,510	3,823,166
Ser. 2006-GG8, Class A2	Aaa	5.479	11/10/39	180	181,020
Ser. 2006-GG8, Class A4	Aaa	5.560	11/10/39	29,715	32,909,273
Ser. 2007-GG10, Class A2(a)	Aaa	5.778	08/10/45	5,275	5,335,513
GS Mortgage Securities Trust,
Ser. 2013-GC12, Class A2	AAA(b)	2.011	06/10/46	20,000	19,825,260
JPMBB Commercial Mortgage Securities Trust,
Ser. 2013-C12, Class A3	Aaa	3.272	07/15/45	10,000	9,969,617
JPMorgan Chase Commercial Mortgage Securities Corp.,
Ser. 2005-LDP2, Class A4	Aaa	4.738	07/15/42	25,000	26,380,475
Ser. 2007-LD11, Class A2(a)	Aaa	5.988	06/15/49	4,076	4,178,573
Ser. 2007-LD12, Class A3(a)	Aaa	6.125	02/15/51	3,324	3,454,517
Ser. 2012-C8, Class A2	AAA(b)	1.797	10/15/45	20,000	19,893,680
Ser. 2012-LC9, Class A3	Aaa	2.475	12/15/47	7,000	6,789,559
Ser. 2013-C10, Class A3	AAA(b)	2.682	12/15/47	22,445	21,965,216
Ser. 2013-C13, Class A3	Aaa	3.525	01/15/46	10,000	10,099,970
LB-UBS Commercial Mortgage Trust,
Ser. 2005-C3, Class A5	Aaa	4.739	07/15/30	15,000	15,767,745
Ser. 2007-C2, Class A2	AAA(b)	5.303	02/15/40	1,247	1,248,089
Merrill Lynch Mortgage Trust,
Ser. 2005-CIP1, Class A2	Aaa	4.960	07/12/38	409	413,083
Ser. 2005-CIP1, Class A4(a)	Aaa	5.047	07/12/38	1,218	1,305,193
Ser. 2006-C1, Class A4(a)	AAA(b)	5.872	05/12/39	15,000	16,559,715
Ser. 2006-C2, Class A4(a)	Aaa	5.742	08/12/43	10,000	11,086,280

See Notes to Financial Statements.

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Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Merrill Lynch/Countrywide Commercial Mortgage Trust,
Ser. 2006-4, Class A3(a)	Aaa	5.172%	12/12/49	14,500	$15,843,367
Ser. 2007-6, Class A2	Aaa	5.331	03/12/51	6,869	6,883,261
Morgan Stanley Capital I,
Ser. 2006-HQ8, Class A4(a)	Aaa	5.597	03/12/44	17,999	19,361,506
UBS-Barclays Commercial Mortgage Trust,
Ser. 2012-C4, Class A3	Aaa	2.533	12/10/45	31,000	29,748,778
Wachovia Bank Commercial Mortgage Trust,
Ser. 2006-C25, Class A4(a)	Aaa	5.919	05/15/43	10,000	10,970,840
Ser. 2006-C25, Class A5(a)	Aaa	5.919	05/15/43	10,000	11,120,860
Ser. 2006-C26, Class A3(a)	Aaa	6.011	06/15/45	10,500	11,686,699
Ser. 2006-C28, Class A2	Aaa	5.500	10/15/48	7,274	7,324,447
Ser. 2006-C28, Class A4	Aaa	5.572	10/15/48	15,000	16,576,425
Ser. 2007-C30, Class A3	Aaa	5.246	12/15/43	1,983	2,033,615
Ser. 2007-C33, Class A3(a)	Aaa	6.122	02/15/51	9,464	9,688,516

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $523,228,040)					510,338,666

CORPORATE BONDS 90.8%

Aerospace & Defense 1.2%
BAE Systems Holdings, Inc.,
Gtd. Notes, 144A	Baa2	4.950	06/01/14	8,500	8,797,185
Gtd. Notes, 144A	Baa2	5.200	08/15/15	7,000	7,532,609
Boeing Capital Corp.,
Sr. Unsec’d. Notes	A2	2.125	08/15/16	5,520	5,672,595
Exelis, Inc.,
Gtd. Notes(c)	Baa3	4.250	10/01/16	5,000	5,271,805
General Dynamics Corp.,
Gtd. Notes	A2	1.000	11/15/17	34,600	33,353,639
Lockheed Martin Corp.,
Sr. Unsec’d. Notes	Baa1	2.125	09/15/16	4,600	4,696,085
Precision Castparts Corp.,
Sr. Unsec’d. Notes(c)	A2	1.250	01/15/18	21,640	21,038,516
Rockwell Collins, Inc.,
Sr. Unsec’d. Notes	A2	4.750	12/01/13	2,000	2,032,074
Textron, Inc.,
Sr. Unsec’d. Notes	Baa3	4.625	09/21/16	14,650	15,849,366

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	11

Portfolio of Investments

as of June 30, 2013 (Unaudited) continued

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Aerospace & Defense (cont’d)
Sr. Unsec’d. Notes	Baa3	6.200%	03/15/15	6,000	$6,458,550

					110,702,424

Airlines 0.5%
Continental Airlines 1998-3 Class A-1 Pass-Through Trust,
Pass-thru Certs., Ser.983A	Baa2	6.820	05/01/18	6,794	7,023,373
Continental Airlines 1999-1 Class A Pass-Through Trust,
Pass-thru Certs., 983A	Baa2	6.545	02/02/19	2,758	3,068,659
Continental Airlines Inc., Pass-Through Trust,
Pass-thru Certs., Ser. 981A	Baa2	6.648	09/15/17	3,001	3,166,400
Pass-thru Certs., Ser. 2001-1, Class A-1(d)	Baa2	6.703	06/15/21	311	330,821
Pass-thru Certs., Ser. 2001-1, Class B	Ba1	7.373	12/15/15	80	83,766
Pass-thru Certs., Ser. 2010-A(c)	Baa2	4.750	01/12/21	3,397	3,635,157
Delta Air Lines 2011-1 Class A Pass-Through Trust,
Pass-thru Certs., Ser. A	Baa1	5.300	04/15/19	1,772	1,905,207
Delta Air Lines 2012-1 Class A Pass-Through Trust,
Pass-thru Certs.Ser. A(c)	Baa1	4.750	05/07/20	10,246	10,706,656
Delta Air Lines, Inc., Pass-Through Trust,
Pass-thru Certs., Ser. 2010-1, Class A(c)	Baa1	6.200	07/02/18	4,506	4,832,168
Pass-thru Certs., Ser. 2010-2, Class A(c)	Baa1	4.950	05/23/19	8,057	8,560,679

					43,312,886

Automotive 3.5%
American Honda Finance Corp.,
Notes, 144A, MTN	A1	6.700	10/01/13	1,000	1,014,955
Sr. Unsec’d. Notes, 144A	A1	1.500	09/11/17	14,700	14,386,978
Sr. Unsec’d. Notes, 144A	A1	1.600	02/16/18	6,055	5,953,167
Sr. Unsec’d. Notes, 144A(c)	A1	1.850	09/19/14	15,000	15,199,920

See Notes to Financial Statements.

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Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Automotive (cont’d)
Daimler Finance North America LLC,
Gtd. Notes, 144A	A3	1.875%	09/15/14	20,550	$20,731,313
Gtd. Notes, 144A	A3	1.950	03/28/14	15,000	15,090,675
Gtd. Notes, 144A(c)	A3	2.300	01/09/15	15,375	15,611,621
Gtd. Notes, 144A	A3	2.950	01/11/17	8,270	8,478,330
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes(c)	Baa3	2.375	01/16/18	14,300	13,768,712
Sr. Unsec’d. Notes	Baa3	2.750	05/15/15	33,145	33,608,698
Sr. Unsec’d. Notes	Baa3	3.984	06/15/16	24,348	25,507,695
Sr. Unsec’d. Notes	Baa3	4.207	04/15/16	10,930	11,418,003
Sr. Unsec’d. Notes(c)	Baa3	4.250	02/03/17	9,700	10,134,812
Sr. Unsec’d. Notes	Baa3	5.000	05/15/18	45,956	49,008,581
Sr. Unsec’d. Notes(c)	Baa3	5.625	09/15/15	12,980	13,945,985
Sr. Unsec’d. Notes	Baa3	6.625	08/15/17	2,000	2,263,586
General Motors Financial Co., Inc.,
Sr. Unsec’d. Notes, 144A(c)	Ba3	3.250	05/15/18	6,975	6,783,188
Harley-Davidson Financial Services, Inc.,
Gtd. Notes, 144A, MTN	Baa1	2.700	03/15/17	12,210	12,372,222
Gtd. Notes, 144A, MTN	Baa1	3.875	03/15/16	9,100	9,648,666
Harley-Davidson Funding Corp.,
Gtd. Notes, 144A, MTN	Baa1	5.750	12/15/14	1,175	1,254,570
Johnson Controls, Inc.,
Sr. Unsec’d. Notes	Baa1	1.750	03/01/14	4,165	4,195,654
RCI Banque SA (France),
Sr. Unsec’d. Notes, 144A	Baa3	3.400	04/11/14	3,625	3,668,826
Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes, MTN	Aa3	1.250	10/05/17	23,750	23,062,034
Volkswagen International Finance NV (Netherlands),
Gtd. Notes, 144A	A3	1.150	11/20/15	10,000	10,023,400
Gtd. Notes, 144A	A3	2.375	03/22/17	10,050	10,202,037

					337,333,628

Banking 24.1%
Abbey National Treasury Services PLC (United Kingdom),
Gtd. Notes(c)	A2	2.875	04/25/14	2,425	2,454,667
Gtd. Notes, 144A	A2	3.875	11/10/14	7,250	7,465,579

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	13

Portfolio of Investments

as of June 30, 2013 (Unaudited) continued

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Banking (cont’d)
ABN AMRO Bank NV (Netherlands),
Sr. Unsec’d. Notes, 144A, MTN	A2	3.000%	01/31/14	11,150	$11,284,447
American Express Co.,
Sr. Unsec’d. Notes(c)	A3	1.550	05/22/18	18,875	18,324,265
Sr. Unsec’d. Notes	A3	7.000	03/19/18	19,920	23,965,354
American Express Credit Corp.,
Sr. Unsec’d. Notes, MTN(c)	A2	2.375	03/24/17	10,000	10,208,810
Sr. Unsec’d. Notes, MTN	A2	2.750	09/15/15	35,871	37,207,661
Sr. Unsec’d. Notes, MTN(c)	A2	2.800	09/19/16	25,650	26,630,369
Bank of America Corp.,
Jr. Sub. Notes, Ser. M(a)(c)	B1	8.125	12/29/49	10,000	11,250,000
Sr. Unsec’d. Notes(c)	Baa2	2.000	01/11/18	35,235	34,129,114
Sr. Unsec’d. Notes, MTN(c)	Baa2	3.625	03/17/16	20,000	20,892,140
Sr. Unsec’d. Notes	Baa2	4.500	04/01/15	18,165	19,053,741
Sr. Unsec’d. Notes	Baa2	4.750	08/01/15	7,925	8,397,552
Sr. Unsec’d. Notes(c)	Baa2	5.625	10/14/16	7,144	7,903,472
Sr. Unsec’d. Notes(c)	Baa2	5.750	12/01/17	30,860	34,297,033
Sr. Unsec’d. Notes	Baa2	6.000	09/01/17	47,395	53,127,567
Sr. Unsec’d. Notes	Baa2	6.500	08/01/16	5,000	5,637,230
Sr. Unsec’d. Notes, Ser. 1	Baa2	3.750	07/12/16	30,000	31,448,490
Sr. Unsec’d. Notes, Ser. L, MTN(c)	Baa2	5.650	05/01/18	5,000	5,554,910
Sub. Notes	Baa3	5.750	08/15/16	10,000	10,866,660
Bank of America NA,
Sub. Notes	Baa1	5.300	03/15/17	10,500	11,388,132
Sub. Notes	Baa1	6.000	06/15/16	10,000	11,005,930
Bank of Montreal (Canada),
Sr. Unsec’d. Notes, MTN	Aa3	1.400	09/11/17	9,995	9,760,517
Bank of New York Mellon Corp. (The),
Sr. Unsec’d. Notes, Ser. 001, MTN(c)	Aa3	2.950	06/18/15	5,000	5,206,250
Bank of Nova Scotia (Canada),
Sr. Unsec’d. Notes(c)	Aa2	2.550	01/12/17	17,100	17,599,576
Bank of Tokyo-Mitsubishi UFJ Ltd. (Japan),
Sr. Unsec’d. Notes, 144A	Aa3	2.450	09/11/15	8,500	8,760,780
Barclays Bank PLC (United Kingdom),
Sr. Unsec’d. Notes(c)	A2	5.200	07/10/14	7,050	7,354,560

See Notes to Financial Statements.

14	Visit our website at www.prudentialfunds.com

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Banking (cont’d)
BB&T Corp.,
Sr. Unsec’d. Notes, MTN(c)	A2	1.450%	01/12/18	16,300	$15,746,941
Sr. Unsec’d. Notes, MTN	A2	1.600	08/15/17	13,300	13,006,669
Sr. Unsec’d. Notes, MTN(c)	A2	2.050	06/19/18	4,875	4,804,020
Capital One Financial Corp.,
Sr. Unsec’d. Notes	Baa1	3.150	07/15/16	20,250	21,032,521
Sr. Unsec’d. Notes(c)	Baa1	5.250	02/21/17	11,913	13,151,666
Sr. Unsec’d. Notes	Baa1	6.750	09/15/17	32,225	37,957,956
Sr. Unsec’d. Notes	Baa1	7.375	05/23/14	10,409	11,000,804
Citigroup, Inc.,
Sr. Unsec’d. Notes(c)	Baa2	3.953	06/15/16	98,800	104,142,116
Sr. Unsec’d. Notes	Baa2	4.450	01/10/17	29,000	31,052,910
Sr. Unsec’d. Notes(c)	Baa2	4.587	12/15/15	16,190	17,289,851
Sr. Unsec’d. Notes	Baa2	4.750	05/19/15	29,925	31,648,710
Sr. Unsec’d. Notes(c)	Baa2	5.850	07/02/13	4,000	4,001,083
Sr. Unsec’d. Notes	Baa2	6.000	12/13/13	6,540	6,691,924
Sr. Unsec’d. Notes(c)	Baa2	6.125	05/15/18	7,780	8,906,062
Sr. Unsec’d. Notes(c)	Baa2	8.500	05/22/19	15,000	18,900,405
Sub. Notes	Baa3	4.875	05/07/15	9,750	10,285,421
Sub. Notes	Baa3	5.000	09/15/14	35,280	36,663,929
Sub. Notes(c)	Baa3	5.500	02/15/17	6,000	6,561,414
Credit Suisse/NY (Switzerland),
Sr. Unsec’d. Notes, MTN	A1	5.500	05/01/14	2,250	2,341,696
Discover Bank,
Sr. Unsec’d. Notes	Baa3	2.000	02/21/18	28,905	27,976,571
Discover Financial Services,
Sr. Unsec’d. Notes	Ba1	6.450	06/12/17	4,112	4,671,203
Fifth Third Bancorp,
Sr. Unsec’d. Notes	Baa1	3.625	01/25/16	7,565	7,986,113
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes(c)	A3	2.375	01/22/18	15,125	14,850,209
Sr. Unsec’d. Notes	A3	3.300	05/03/15	20,000	20,614,460
Sr. Unsec’d. Notes(c)	A3	3.625	02/07/16	51,759	54,029,202
Sr. Unsec’d. Notes	A3	4.750	07/15/13	11,000	11,016,786
Sr. Unsec’d. Notes(c)	A3	5.250	10/15/13	5,830	5,901,931
Sr. Unsec’d. Notes	A3	5.350	01/15/16	15,000	16,272,270
Sr. Unsec’d. Notes(c)	A3	5.950	01/18/18	36,835	41,212,471
Sr. Unsec’d. Notes, MTN	A3	6.000	05/01/14	12,500	13,020,050
Sr. Unsec’d. Notes(c)	A3	6.150	04/01/18	24,250	27,325,870

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	15

Portfolio of Investments

as of June 30, 2013 (Unaudited) continued

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Banking (cont’d)
Sr. Unsec’d. Notes, Ser. G, MTN(c)	A3	3.700%	08/01/15	21,620	$22,524,970
Sr. Unsec’d. Notes, Ser. G, MTN	A3	7.500	02/15/19	25,727	30,552,716
HSBC Bank PLC (United Kingdom),
Sr. Notes, 144A	Aa3	3.500	06/28/15	11,893	12,470,916
Sr. Unsec’d. Notes, 144A(c)	Aa3	1.500	05/15/18	35,000	33,729,045
Sr. Unsec’d. Notes, 144A(c)	Aa3	3.100	05/24/16	13,200	13,849,150
HSBC USA, Inc.,
Sr. Unsec’d. Notes(c)	A2	2.375	02/13/15	30	30,656
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes(c)	A2	1.800	01/25/18	20,500	19,830,901
Sr. Unsec’d. Notes(c)	A2	2.000	08/15/17	18,875	18,732,418
Sr. Unsec’d. Notes(c)	A2	2.600	01/15/16	10,000	10,211,130
Sr. Unsec’d. Notes	A2	3.150	07/05/16	48,725	50,605,785
Sr. Unsec’d. Notes	A2	3.400	06/24/15	10,000	10,437,670
Sr. Unsec’d. Notes(c)	A2	3.450	03/01/16	30,000	31,292,580
Sr. Unsec’d. Notes(c)	A2	6.000	01/15/18	40,000	45,646,480
Sr. Unsec’d. Notes	A2	6.300	04/23/19	51,565	59,902,957
Sub. Notes	A3	5.125	09/15/14	27,633	28,991,549
Sub. Notes(c)	A3	5.150	10/01/15	14,600	15,774,132
Sub. Notes(c)	A3	5.250	05/01/15	11,000	11,738,232
Keybank NA,
Sr. Unsec’d. Notes	A3	1.650	02/01/18	10,425	10,175,363
Lloyds TSB Bank PLC (United Kingdom),
Gtd. Notes(c)	A2	4.200	03/28/17	9,975	10,632,652
Gtd. Notes, 144A, MTN	A2	4.375	01/12/15	23,900	24,969,525
Gtd. Notes, 144A, MTN	A2	5.800	01/13/20	16,200	18,228,451
Merrill Lynch & Co., Inc.,
Sr. Unsec’d. Notes, MTN(c)	Baa2	6.875	04/25/18	30,840	35,494,465
Sub. Notes(c)	Baa3	6.050	05/16/16	12,000	12,993,684
Mizuho Corporate Bank Ltd. (Japan),
Gtd. Notes, 144A	A1	1.850	03/21/18	5,750	5,581,439
Morgan Stanley,
Notes, MTN	Baa1	6.250	08/28/17	11,493	12,815,752
Notes, Ser. G, MTN	Baa1	4.000	07/24/15	17,000	17,719,899
Notes, Ser. G, MTN	Baa1	6.625	04/01/18	25,000	28,336,375
Sr. Unsec’d. Notes, MTN(c)	Baa1	2.125	04/25/18	26,790	25,638,860
Sr. Unsec’d. Notes(c)	Baa1	3.450	11/02/15	22,000	22,701,008
Sr. Unsec’d. Notes(c)	Baa1	3.800	04/29/16	14,000	14,560,854

See Notes to Financial Statements.

16	Visit our website at www.prudentialfunds.com

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Banking (cont’d)
Sr. Unsec’d. Notes	Baa1	4.200%	11/20/14	5,000	$5,172,400
Sr. Unsec’d. Notes(c)	Baa1	4.750	03/22/17	40,000	42,426,240
Sr. Unsec’d. Notes	Baa1	5.375	10/15/15	475	508,475
Sr. Unsec’d. Notes, MTN(c)	Baa1	5.550	04/27/17	14,875	16,091,522
Sr. Unsec’d. Notes, MTN	Baa1	5.625	09/23/19	5,498	5,909,421
Sr. Unsec’d. Notes, MTN	Baa1	5.750	10/18/16	20,272	22,378,241
Sr. Unsec’d. Notes, MTN(c)	Baa1	6.000	04/28/15	9,590	10,282,053
Sr. Unsec’d. Notes, Ser. G, MTN(c)	Baa1	4.100	01/26/15	18,345	19,136,880
Sr. Unsec’d. Notes, Ser. G, MTN	Baa1	6.000	05/13/14	5,614	5,838,841
Sub. Notes(c)	Baa2	4.750	04/01/14	10,000	10,217,300
Nordea Bank AB (Sweden),
Sr. Unsec’d. Notes, 144A(c)	Aa3	3.125	03/20/17	15,400	15,847,832
Sr. Unsec’d. Notes, 144A, MTN	Aa3	3.700	11/13/14	7,900	8,191,510
PNC Funding Corp.,
Gtd. Notes(c)	A3	2.700	09/19/16	21,950	22,844,638
Gtd. Notes	A3	3.625	02/08/15	4,575	4,772,814
Gtd. Notes	Baa1	5.250	11/15/15	17,056	18,561,499
Royal Bank of Scotland PLC (The) (United Kingdom),
Gtd. Notes(c)	A3	4.375	03/16/16	25,847	27,359,489
Gtd. Notes, 144A	A3	4.875	08/25/14	5,250	5,432,595
Gtd. Notes	A3	4.875	03/16/15	10,000	10,505,000
Sr. Unsec’d. Notes(c)	Baa1	2.550	09/18/15	4,135	4,204,298
Santander Holdings USA, Inc.,
Sr. Unsec’d. Notes	Baa2	3.000	09/24/15	5,580	5,721,353
Sr. Unsec’d. Notes	Baa2	4.625	04/19/16	3,055	3,222,771
Sumitomo Mitsui Banking Corp. (Japan),
Gtd. Notes(c)	Aa3	1.500	01/18/18	20,270	19,478,659
Gtd. Notes(c)	Aa3	1.800	07/18/17	19,221	18,989,291
Sr. Unsec’d. Notes, 144A	Aa3	2.150	07/22/13	9,500	9,508,186
Svenska Handelsbanken AB (Sweden),
Gtd. Notes(c)	Aa3	2.875	04/04/17	5,000	5,161,600
Sr. Unsec’d. Notes, 144A	Aa3	4.875	06/10/14	2,500	2,594,600
UBS AG (Switzerland),
Sr. Unsec’d. Notes, MTN(c)	A2	3.875	01/15/15	1,453	1,514,314
US Bancorp,
Jr. Sub. Notes	A3	3.442	02/01/16	10,000	10,482,870
Sr. Unsec’d. Notes, MTN	A1	2.200	11/15/16	10,200	10,462,619

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	17

Portfolio of Investments

as of June 30, 2013 (Unaudited) continued

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Banking (cont’d)
Wachovia Bank NA,
Sub. Notes	A1	4.875%	02/01/15	47,675	$50,488,063
Sub. Notes	A1	6.000	11/15/17	12,525	14,292,453
Wachovia Corp.,
Sub. Notes	A3	5.250	08/01/14	7,650	7,990,655
Wells Fargo & Co.,
Sr. Unsec’d. Notes(a)(c)	A2	0.476	10/28/15	19,650	19,560,042
Sr. Unsec’d. Notes(c)	A2	1.500	01/16/18	39,250	38,281,546
Sr. Unsec’d. Notes	A2	2.625	12/15/16	12,325	12,770,771
Sr. Unsec’d. Notes(c)	A2	3.676	06/15/16	26,650	28,473,340
Sub. Notes	A3	5.000	11/15/14	29,200	30,788,451

					2,292,870,286

Brokerage 0.1%
Lehman Brothers Holdings, Inc.,
Sr. Unsec’d. Notes(e)(f)	NR	5.625	01/24/13	1,000	243,750
Sr. Unsec’d. Notes(e)(f)	NR	6.000	07/19/12	900	219,375
Sr. Unsec’d. Notes(e)(f)	NR	6.875	02/06/12	1,520	370,500
Nomura Holdings, Inc. (Japan),
Sr. Unsec’d. Notes, MTN	Baa3	2.000	09/13/16	6,900	6,823,003

					7,656,628

Building Materials & Construction 0.2%
CRH America, Inc.,
Gtd. Notes	Baa2	5.300	10/15/13	2,000	2,025,320
DR Horton, Inc.,
Gtd. Notes(c)	Ba2	3.625	02/15/18	11,000	10,807,500
Mohawk Industries, Inc.,
Sr. Unsec’d. Notes	Ba1	6.375	01/15/16	5,239	5,783,322

					18,616,142

Cable 2.4%
Comcast Corp.,
Gtd. Notes(c)	A3	4.950	06/15/16	11,860	13,136,338
Gtd. Notes	A3	5.700	07/01/19	9,000	10,510,758
Gtd. Notes	A3	5.900	03/15/16	10,617	11,952,417
Gtd. Notes	A3	6.500	01/15/17	8,673	10,074,401

See Notes to Financial Statements.

18	Visit our website at www.prudentialfunds.com

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Cable (cont’d)
COX Communications, Inc.,
Sr. Unsec’d. Notes
(original cost $1,049,828; purchased 01/29/09)(d)(g)	Baa2	5.450%	12/15/14	1,132	$1,207,862
Sr. Unsec’d. Notes
(original cost $4,505,440; purchased 8/17/10)(d)(g)	Baa2	5.500	10/01/15	4,000	4,393,544
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
Gtd. Notes(c)	Baa2	1.750	01/15/18	14,900	14,384,818
Gtd. Notes	Baa2	2.400	03/15/17	14,850	14,921,770
Gtd. Notes	Baa2	3.500	03/01/16	23,450	24,634,553
Gtd. Notes	Baa2	3.550	03/15/15	1,560	1,619,551
Gtd. Notes	Baa2	4.750	10/01/14	15,685	16,413,976
Dish DBS Corp.,
Sr. Notes, 144A	Ba3	4.250	04/01/18	10,000	9,800,000
Echostar DBS Corp.,
Gtd. Notes(c)	Ba3	6.625	10/01/14	10,400	10,842,000
Time Warner Cable, Inc.,
Gtd. Notes	Baa2	3.500	02/01/15	6,600	6,793,057
Gtd. Notes	Baa2	5.850	05/01/17	8,978	9,892,032
Gtd. Notes	Baa2	6.750	07/01/18	6,442	7,373,868
Gtd. Notes	Baa2	7.500	04/01/14	3,870	4,058,906
Gtd. Notes	Baa2	8.250	02/14/14	17,095	17,878,481
Gtd. Notes	Baa2	8.250	04/01/19	9,759	11,749,777
Gtd. Notes(c)	Baa2	8.750	02/14/19	10,135	12,440,479
UPC Holding BV (Netherlands),
Sec’d. Notes, 144A(c)	B2	9.875	04/15/18	4,000	4,340,000
Videotron Ltee (Canada),
Gtd. Notes	Ba2	9.125	04/15/18	8,700	9,124,125

					227,542,713

Capital Goods 3.3%
ABB Finance USA, Inc.,
Gtd. Notes	A2	1.625	05/08/17	8,490	8,434,119
BAA Funding Ltd. (United Kingdom),
Sr. Sec’d. Notes, 144A	A-(b)	2.500	06/25/15	10,000	10,159,190
Case New Holland, Inc.,
Gtd. Notes	Ba2	7.750	09/01/13	10,390	10,454,937

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	19

Portfolio of Investments

as of June 30, 2013 (Unaudited) continued

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Capital Goods (cont’d)
Caterpillar Financial Services Corp.,
Sr. Unsec’d. Notes(h)	A2	2.050%	08/01/16	26,150	$26,752,234
Sr. Unsec’d. Notes, Ser. G, MTN	A2	1.250	11/06/17	14,485	14,116,429
Caterpillar, Inc.,
Sr. Unsec’d. Notes	A2	1.500	06/26/17	16,225	16,061,858
Eaton Corp.,
Gtd. Notes, 144A	Baa1	1.500	11/02/17	12,250	11,891,271
Emerson Electric Co.,
Sr. Unsec’d. Notes	A2	4.125	04/15/15	3,000	3,173,376
ERAC USA Finance LLC,
Gtd. Notes, 144A
(original cost $2,970,240; purchased 10/10/12)(d)(g)	Baa1	1.400	04/15/16	2,975	2,952,878
Gtd. Notes, 144A
(original cost $5,439,482; purchased 01/04/11)(d)(g)	Baa1	2.250	01/10/14	5,450	5,490,815
Gtd. Notes, 144A
(original cost $3,329,864; purchased 06/24/10)(d)(g)	Baa1	2.750	07/01/13	3,335	3,335,184
Gtd. Notes, 144A
(original cost $3,519,014; purchased 03/12/12)(d)(g)	Baa1	2.750	03/15/17	3,520	3,589,295
Gtd. Notes, 144A
(original cost $11,062,000; purchased 07/17/12)(d)(g)	Baa1	5.600	05/01/15	10,000	10,802,000
Gtd. Notes, 144A
(original cost $815,000; purchased 05/08/09)(d)(g)	Baa1	5.900	11/15/15	1,000	1,105,064
Gtd. Notes, 144A
(original cost $1,132,613; purchased 12/17/10)(d)(g)	Baa1	6.375	10/15/17	1,011	1,173,940
Federal Express Corp. 2012 Pass-Through Trust,
Pass-thru Certs., 144A	A3	2.625	01/15/18	10,221	10,216,844
Illinois Tool Works, Inc.,
Sr. Unsec’d. Notes	A1	5.150	04/01/14	2,000	2,066,524
Ingersoll-Rand Global Holding Co. Ltd. (Bermuda),
Gtd. Notes, 144A(c)	Baa2	2.875	01/15/19	3,715	3,664,766

See Notes to Financial Statements.

20	Visit our website at www.prudentialfunds.com

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Capital Goods (cont’d)
John Deere Capital Corp.,
Sr. Unsec’d. Notes(c)	A2	1.200%	10/10/17	10,545	$10,259,420
Sr. Unsec’d. Notes, MTN	A2	2.000	01/13/17	11,475	11,607,077
Sr. Unsec’d. Notes, MTN	A2	2.250	06/07/16	16,340	16,858,681
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
(original cost $1,924,249; purchased 07/10/12)(d)(g)	Baa3	2.500	07/11/14	1,925	1,952,433
Sr. Unsec’d. Notes, 144A
(original cost $10,035,126; purchased 09/24/12)(d)(g)	Baa3	2.500	03/15/16	10,050	10,222,659
Unsec’d. Notes, 144A
(original cost $8,505,755; purchased 05/08/12-05/09/12)(d)(g)	Baa3	3.125	05/11/15	8,500	8,783,059
Pentair Finance SA (Luxembourg),
Gtd. Notes	Baa2	1.350	12/01/15	7,750	7,762,423
Gtd. Notes	Baa2	1.875	09/15/17	4,100	4,015,618
Roper Industries, Inc.,
Sr. Unsec’d. Notes	Baa2	1.850	11/15/17	6,770	6,662,723
SPX Corp.,
Gtd. Notes(c)	Ba2	7.625	12/15/14	14,250	15,105,000
Timken Co.,
Sr. Unsec’d. Notes	Baa2	6.000	09/15/14	2,665	2,817,483
Tyco International Finance SA (Luxembourg),
Gtd. Notes	A3	3.375	10/15/15	358	372,250
United Parcel Service, Inc.,
Sr. Unsec’d. Notes	Aa3	5.125	04/01/19	25,400	29,206,266
United Technologies Corp.,
Sr. Unsec’d. Notes(c)	A2	1.800	06/01/17	13,490	13,539,414
Waste Management, Inc.,
Gtd. Notes	Baa3	2.600	09/01/16	11,133	11,497,617
Gtd. Notes	Baa3	6.375	03/11/15	1,000	1,089,382
Xylem, Inc.,
Gtd. Notes	Baa2	3.550	09/20/16	20,030	21,058,921

					318,251,150

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	21

Portfolio of Investments

as of June 30, 2013 (Unaudited) continued

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Chemicals 1.9%
Ashland, Inc.,
Sr. Unsec’d. Notes, 144A	Ba1	3.875%	04/15/18	15,000	$14,850,000
Cabot Corp.,
Sr. Unsec’d. Notes(c)	Baa2	2.550	01/15/18	19,425	19,430,983
Dow Chemical Co. (The),
Sr. Unsec’d. Notes	Baa2	8.550	05/15/19	15,000	19,138,140
Eastman Chemical Co.,
Sr. Unsec’d. Notes	Baa2	2.400	06/01/17	8,770	8,785,339
Sr. Unsec’d. Notes	Baa2	3.000	12/15/15	3,950	4,112,155
Ecolab, Inc.,
Sr. Unsec’d. Notes	Baa1	1.450	12/08/17	15,600	15,151,984
Sr. Unsec’d. Notes	Baa1	3.000	12/08/16	21,965	22,916,765
ICI Wilmington, Inc.,
Gtd. Notes	Baa1	5.625	12/01/13	6,745	6,868,852
Lubrizol Corp.,
Gtd. Notes	Aa2	5.500	10/01/14	5,860	6,209,191
LyondellBasell Industries NV (Netherlands),
Sr. Unsec’d. Notes	Baa2	5.000	04/15/19	23,574	25,650,775
NOVA Chemicals Corp. (Canada),
Sr. Unsec’d. Notes	Ba2	8.375	11/01/16	4,900	5,181,750
Potash Corp. of Saskatchewan, Inc. (Canada),
Sr. Unsec’d. Notes	A3	5.250	05/15/14	3,800	3,945,278
PPG Industries, Inc.,
Sr. Unsec’d. Notes(c)	Baa1	1.900	01/15/16	4,665	4,745,728
Rohm & Haas Co.,
Sr. Unsec’d. Notes	Baa2	6.000	09/15/17	7,273	8,293,264
Sherwin-Williams Co. (The),
Sr. Unsec’d. Notes	A3	1.350	12/15/17	13,325	12,962,027

					178,242,231

Consumer 1.7%
ADT Corp. (The),
Sr. Unsec’d. Notes	Baa2	2.250	07/15/17	28,876	28,336,192
Amazon.com, Inc.,
Sr. Unsec’d. Notes	Baa1	1.200	11/29/17	21,545	20,836,902
Colgate-Palmolive Co.,
Sr. Unsec’d. Notes, MTN	Aa3	1.300	01/15/17	23,375	23,188,608

See Notes to Financial Statements.

22	Visit our website at www.prudentialfunds.com

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Consumer (cont’d)
eBay, Inc.,
Sr. Unsec’d. Notes	A2	1.350%	07/15/17	4,585	$4,506,363
Mattel, Inc.,
Sr. Unsec’d. Notes	Baa1	2.500	11/01/16	4,000	4,123,496
Newell Rubbermaid, Inc.,
Sr. Unsec’d. Notes	Baa3	2.000	06/15/15	3,425	3,466,888
Sr. Unsec’d. Notes	Baa3	2.050	12/01/17	7,090	6,947,959
Service Corp. International,
Sr. Unsec’d. Notes	B1	7.000	05/15/19	5,040	5,329,800
Unilever Capital Corp.,
Gtd. Notes	A1	0.850	08/02/17	34,600	33,535,116
VF Corp.,
Sr. Unsec’d. Notes	A3	5.950	11/01/17	15,915	18,463,357
Western Union Co. (The),
Sr. Unsec’d. Notes	Baa1	2.375	12/10/15	7,750	7,886,911
Whirlpool Corp.,
Sr. Unsec’d. Notes, MTN	Baa3	8.600	05/01/14	3,000	3,185,022

					159,806,614

Electric 4.9%
AES Corp. (The),
Sr. Unsec’d. Notes	Ba3	8.000	10/15/17	5,000	5,625,000
Alliant Energy Corp.,
Sr. Unsec’d. Notes	Baa1	4.000	10/15/14	2,000	2,075,192
Ameren Corp.,
Sr. Unsec’d. Notes	Baa3	8.875	05/15/14	8,692	9,264,759
American Electric Power Co., Inc.,
Sr. Unsec’d. Notes(c)	Baa2	1.650	12/15/17	19,295	18,757,190
Baltimore Gas & Electric Co.,
Sr. Unsec’d. Notes	Baa1	6.125	07/01/13	950	950,133
CenterPoint Energy, Inc.,
Sr. Unsec’d. Notes(c)	Baa3	5.950	02/01/17	12,400	14,100,015
Sr. Unsec’d. Notes, Ser. B	Baa3	6.850	06/01/15	5,157	5,691,074
Cleveland Electric Illuminating Co. (The),
Sr. Unsec’d. Notes	Baa3	5.650	12/15/13	825	842,376
CMS Energy Corp.,
Sr. Unsec’d. Notes	Baa3	2.750	05/15/14	27,600	27,990,098
Sr. Unsec’d. Notes	Baa3	4.250	09/30/15	25,144	26,666,670
Sr. Unsec’d. Notes	Baa3	6.550	07/17/17	5,000	5,791,490

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	23

Portfolio of Investments

as of June 30, 2013 (Unaudited) continued

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Electric (cont’d)
Commonwealth Edison Co.,
First Mtge. Bonds	A3	4.700%	04/15/15	10,000	$10,644,480
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes	A3	5.550	04/01/14	2,500	2,589,728
Delmarva Power & Light Co.,
First Mtge. Bonds	A3	6.400	12/01/13	2,000	2,046,960
Detroit Edison Co. (The),
Sr. Sec’d. Notes	A1	6.400	10/01/13	1,000	1,014,141
Dominion Resources, Inc.,
Sr. Unsec’d. Notes	Baa2	1.950	08/15/16	10,100	10,301,606
Sr. Unsec’d. Notes	Baa2	2.250	09/01/15	5,000	5,123,280
DTE Energy Co.,
Sr. Unsec’d. Notes	Baa1	7.625	05/15/14	1,550	1,641,918
Duke Energy Corp.,
Sr. Unsec’d. Notes(c)	Baa2	1.625	08/15/17	17,455	17,134,509
Sr. Unsec’d. Notes(c)	Baa2	2.100	06/15/18	4,350	4,323,073
Sr. Unsec’d. Notes	Baa2	2.150	11/15/16	30,080	30,774,908
Sr. Unsec’d. Notes	Baa2	3.950	09/15/14	5,000	5,182,035
Sr. Unsec’d. Notes	Baa2	6.300	02/01/14	17,850	18,418,148
ENEL Finance International NV (Netherlands),
Gtd. Notes, 144A	Baa2	3.875	10/07/14	15,080	15,441,618
Entergy Corp.,
Sr. Unsec’d. Notes	Baa3	3.625	09/15/15	2,500	2,590,128
Sr. Unsec’d. Notes(c)	Baa3	4.700	01/15/17	7,460	7,917,432
Entergy Louisiana LLC,
First Mtge. Bonds	A3	1.875	12/15/14	3,545	3,591,993
Entergy Texas, Inc.,
First Mtge. Bonds	Baa2	3.600	06/01/15	2,475	2,589,654
Exelon Corp.,
Sr. Unsec’d. Notes	Baa2	4.900	06/15/15	11,718	12,541,178
FirstEnergy Corp.,
Sr. Unsec’d. Notes, Ser. A	Baa3	2.750	03/15/18	10,850	10,562,876
Great Plains Energy, Inc.,
Sr. Unsec’d. Notes	Baa3	2.750	08/15/13	3,330	3,337,875
Iberdrola Finance Ireland Ltd. (Ireland),
Gtd. Notes, 144A	Baa1	3.800	09/11/14	11,025	11,309,776

See Notes to Financial Statements.

24	Visit our website at www.prudentialfunds.com

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Electric (cont’d)
Interstate Power & Light Co.,
Sr. Unsec’d. Notes	A3	3.300%	06/15/15	3,200	$3,335,933
LG&E and KU Energy LLC,
Sr. Unsec’d. Notes	Baa2	2.125	11/15/15	17,800	18,186,242
Nevada Power Co.,
Genl. Ref. Mtge., Ser. L	A3	5.875	01/15/15	23,350	25,024,919
Nextera Energy Capital Holdings, Inc.,
Gtd. Notes	Baa1	1.200	06/01/15	5,480	5,507,729
Gtd. Notes	Baa1	2.600	09/01/15	8,300	8,548,502
Niagara Mohawk Power Corp.,
Sr. Unsec’d. Notes, 144A	A3	3.553	10/01/14	4,750	4,910,830
Ohio Power Co.,
Sr. Unsec’d. Notes, Ser. K	Baa1	6.000	06/01/16	10,366	11,675,692
Oncor Electric Delivery Co. LLC,
Sr. Sec’d. Notes	Baa3	6.375	01/15/15	3,000	3,238,404
Pacific Gas & Electric Co.,
Sr. Unsec’d. Notes	A3	6.250	12/01/13	13,500	13,809,947
PECO Energy Co.,
First Mtge. Bonds	A1	5.000	10/01/14	2,685	2,824,599
Pepco Holdings, Inc.,
Sr. Unsec’d. Notes	Baa3	2.700	10/01/15	5,100	5,246,829
Progress Energy, Inc.,
Sr. Unsec’d. Notes	Baa2	6.050	03/15/14	3,400	3,526,092
PSEG Power LLC,
Gtd. Notes	Baa1	2.750	09/15/16	16,085	16,586,128
Southern California Edison Co.,
1st Ref. Mort.	A1	5.750	03/15/14	2,425	2,509,865
Southern Co. (The),
Sr. Unsec’d. Notes	Baa1	1.950	09/01/16	20,455	20,754,298
Sr. Unsec’d. Notes	Baa1	4.150	05/15/14	1,500	1,546,271
Southwestern Electric Power Co.,
Sr. Unsec’d. Notes, Ser. D	Baa3	4.900	07/01/15	6,811	7,182,663
TECO Finance, Inc.,
Gtd. Notes	Baa2	4.000	03/15/16	4,000	4,264,192
Gtd. Notes, MTN	Baa2	6.572	11/01/17	2,000	2,330,874
TransAlta Corp. (Canada),
Sr. Unsec’d. Notes(c)	Baa3	4.750	01/15/15	3,860	4,034,893

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	25

Portfolio of Investments

as of June 30, 2013 (Unaudited) continued

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Electric (cont’d)
Wisconsin Electric Power Co.,
Sr. Unsec’d. Notes	A2	6.000%	04/01/14	435	$452,297

					462,328,512

Energy - Integrated 2.6%
BP Capital Markets PLC (United Kingdom),
Gtd. Notes(c)	A2	1.375	11/06/17	12,850	12,510,888
Gtd. Notes(c)	A2	1.375	05/10/18	25,300	24,386,467
Gtd. Notes(c)	A2	1.846	05/05/17	10,050	10,062,281
Gtd. Notes(c)	A2	2.248	11/01/16	16,600	16,999,097
Gtd. Notes	A2	3.125	10/01/15	13,125	13,717,817
Gtd. Notes	A2	3.200	03/11/16	8,375	8,799,880
Gtd. Notes(c)	A2	3.875	03/10/15	15,983	16,787,185
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes	Baa2	4.500	09/15/14	26,200	27,354,451
Chevron Corp.,
Sr. Unsec’d. Notes	Aa1	1.104	12/05/17	4,895	4,782,963
Sr. Unsec’d. Notes(c)	Aa1	1.718	06/24/18	33,445	33,137,406
ConocoPhillips,
Gtd. Notes	A1	4.600	01/15/15	2,300	2,438,670
Hess Corp.,
Sr. Unsec’d. Notes	Baa2	7.000	02/15/14	9,680	10,027,599
PC Financial Partnership,
Gtd. Notes	Baa1	5.000	11/15/14	1,598	1,685,155
Petro-Canada (Canada),
Sr. Unsec’d. Notes	Baa1	4.000	07/15/13	4,000	4,005,315
Shell International Finance BV (Netherlands),
Gtd. Notes(c)	Aa1	1.125	08/21/17	22,490	21,999,988
Suncor Energy, Inc. (Canada),
Sr. Unsec’d. Notes	Baa1	6.100	06/01/18	10,718	12,494,508
Total Capital International SA (France),
Gtd. Notes(c)	Aa1	1.500	02/17/17	25,245	25,074,672

					246,264,342

See Notes to Financial Statements.

26	Visit our website at www.prudentialfunds.com

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Energy - Other 2.7%
Anadarko Petroleum Corp.,
Sr. Unsec’d. Notes	Baa3	5.950%	09/15/16	41,620	$46,684,072
Sr. Unsec’d. Notes	Baa3	6.375	09/15/17	8,445	9,711,581
Sr. Unsec’d. Notes(c)	Baa3	7.625	03/15/14	9,500	9,941,018
Cameron International Corp.,
Sr. Unsec’d. Notes(a)	Baa1	1.205	06/02/14	15,425	15,493,271
Sr. Unsec’d. Notes	Baa1	1.600	04/30/15	3,615	3,640,211
Sr. Unsec’d. Notes	Baa1	6.375	07/15/18	4,309	5,053,397
Devon Energy Corp.,
Sr. Unsec’d. Notes(c)	Baa1	1.875	05/15/17	10,105	9,968,027
Sr. Unsec’d. Notes	Baa1	2.400	07/15/16	2,000	2,049,176
Sr. Unsec’d. Notes	Baa1	5.625	01/15/14	9,843	10,089,203
EnCana Holdings Finance Corp. (Canada),
Gtd. Notes	Baa2	5.800	05/01/14	5,495	5,711,662
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes	Baa2	3.500	03/01/16	4,300	4,513,762
Nabors Industries, Inc.,
Gtd. Notes(c)	Baa2	6.150	02/15/18	11,805	13,168,619
National Oilwell Varco, Inc.,
Sr. Unsec’d. Notes(c)	A2	1.350	12/01/17	5,360	5,221,862
Noble Holding International Ltd. (Cayman Islands),
Gtd. Notes	Baa2	2.500	03/15/17	3,095	3,095,743
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes(c)	A1	1.750	02/15/17	17,285	17,271,224
Phillips 66,
Gtd. Notes	Baa1	2.950	05/01/17	6,430	6,626,874
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes	Baa3	6.650	03/15/17	5,250	5,988,675
Sr. Unsec’d. Notes	Baa3	6.875	05/01/18	19,140	22,597,737
Schlumberger Norge AS (Norway),
Gtd. Notes, 144A	A1	1.250	08/01/17	7,430	7,200,666
Gtd. Notes, 144A	A1	1.950	09/14/16	9,210	9,383,940
Transocean, Inc. (Cayman Islands),
Gtd. Notes	Baa3	2.500	10/15/17	3,445	3,404,490
Gtd. Notes	Baa3	5.050	12/15/16	14,050	15,278,321

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	27

Portfolio of Investments

as of June 30, 2013 (Unaudited) continued

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Energy - Other (cont’d)
Weatherford International Ltd. (Bermuda),
Gtd. Notes	Baa2	5.500%	02/15/16	4,850	$5,248,976
Weatherford International, Inc.,
Gtd. Notes	Baa2	6.350	06/15/17	10,350	11,561,654
Woodside Finance Ltd. (Australia),
Gtd. Notes, 144A	Baa1	4.500	11/10/14	4,800	5,009,064

					253,913,225

Foods 4.6%
Anheuser-Busch Cos. LLC,
Gtd. Notes	A3	5.050	10/15/16	6,215	6,973,510
Anheuser-Busch InBev Finance, Inc.,
Gtd. Notes(c)	A3	1.250	01/17/18	10,550	10,242,942
Anheuser-Busch InBev Worldwide, Inc.,
Gtd. Notes	A3	1.375	07/15/17	31,050	30,559,441
Gtd. Notes(h)	A3	5.375	11/15/14	33,000	35,027,982
Gtd. Notes	A3	5.375	01/15/20	10,000	11,528,730
Beam, Inc.,
Sr. Unsec’d. Notes	Baa2	1.875	05/15/17	8,465	8,449,966
Sr. Unsec’d. Notes	Baa2	6.375	06/15/14	404	424,945
Bottling Group LLC,
Gtd. Notes	A1	6.950	03/15/14	3,300	3,443,910
Bunge Ltd. Finance Corp.,
Gtd. Notes	Baa2	5.350	04/15/14	4,400	4,535,797
Cargill, Inc.,
Sr. Unsec’d. Notes, 144A
(original cost $8,084,286; purchased 02/21/12)(d)(g)	A2	1.900	03/01/17	8,100	8,133,469
Coca-Cola Enterprises, Inc.,
Sr. Unsec’d. Notes	A3	2.125	09/15/15	10,000	10,201,890
ConAgra Foods, Inc.,
Sr. Unsec’d. Notes(c)	Baa2	1.900	01/25/18	13,195	12,971,754
Sr. Unsec’d. Notes	Baa2	2.100	03/15/18	12,275	12,159,198
Sr. Unsec’d. Notes	Baa2	5.875	04/15/14	6,000	6,240,504
Cott Beverages, Inc.,
Gtd. Notes	B3	8.375	11/15/17	2,000	2,107,500

See Notes to Financial Statements.

28	Visit our website at www.prudentialfunds.com

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Foods (cont’d)
Diageo Capital PLC (United Kingdom),
Gtd. Notes(c)	A3	1.500%	05/11/17	9,235	$9,151,728
Gtd. Notes	A3	7.375	01/15/14	8,500	8,802,778
Dr Pepper Snapple Group, Inc.,
Gtd. Notes	Baa1	2.900	01/15/16	14,744	15,350,892
General Mills, Inc.,
Sr. Unsec’d. Notes	A3	5.200	03/17/15	1,000	1,073,982
Sr. Unsec’d. Notes	A3	5.250	08/15/13	1,210	1,216,869
H.J. Heinz Co.,
Sr. Unsec’d. Notes	B2	5.350	07/15/13	1,100	1,101,352
Heineken NV (Netherlands),
Sr. Unsec’d. Notes, 144A	Baa1	1.400	10/01/17	16,325	15,861,403
JBS USA LLC/JBS USA Finance, Inc.,
Gtd. Notes
(original cost $5,743,750; purchased 01/30/12)(d)(g)	Ba3	11.625	05/01/14	5,000	5,275,000
Kellogg Co.,
Sr. Unsec’d. Notes	Baa1	1.125	05/15/15	11,250	11,298,364
Sr. Unsec’d. Notes	Baa1	1.750	05/17/17	4,925	4,887,910
Kraft Foods Group, Inc.,
Sr. Unsec’d. Notes	Baa2	2.250	06/05/17	10,720	10,795,222
Sr. Unsec’d. Notes	Baa2	6.125	08/23/18	11,431	13,421,686
Kroger Co. (The),
Gtd. Notes(c)	Baa2	6.400	08/15/17	9,800	11,309,788
Gtd. Notes(c)	Baa2	7.500	01/15/14	9,385	9,732,264
McCormick & Co., Inc.,
Sr. Unsec’d. Notes, MTN	A2	5.250	09/01/13	1,150	1,158,811
Mead Johnson Nutrition Co.,
Sr. Unsec’d. Notes	Baa1	3.500	11/01/14	13,335	13,714,034
Molson Coors Brewing Co.,
Gtd. Notes(c)	Baa2	2.000	05/01/17	10,975	10,969,787
Mondelez International, Inc.,
Sr. Unsec’d. Notes	Baa2	4.125	02/09/16	10,250	10,956,717
Sr. Unsec’d. Notes	Baa2	5.250	10/01/13	15,750	15,934,669
Sr. Unsec’d. Notes	Baa2	6.500	08/11/17	14,463	16,815,407
Sr. Unsec’d. Notes	Baa2	6.750	02/19/14	1,000	1,035,542

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	29

Portfolio of Investments

as of June 30, 2013 (Unaudited) continued

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Foods (cont’d)
Nabisco, Inc.,
Sr. Unsec’d. Notes(c)	Baa2	7.550%	06/15/15	4,393	$4,926,091
PepsiAmericas, Inc.,
Gtd. Notes	A1	4.375	02/15/14	1,000	1,023,245
SABMiller Holdings, Inc.,
Gtd. Notes, 144A	Baa1	2.450	01/15/17	30,990	31,481,749
SABMiller PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A	Baa1	5.500	08/15/13	1,643	1,652,403
Safeway, Inc.,
Sr. Unsec’d. Notes	Baa3	6.250	03/15/14	4,020	4,162,095
Tesco PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A	Baa1	2.000	12/05/14	11,350	11,494,985
Tyson Foods, Inc.,
Gtd. Notes	Baa3	6.600	04/01/16	11,050	12,481,373
Woolworths Ltd. (Australia),
Sr. Unsec’d. Notes, 144A	A3	2.550	09/22/15	1,766	1,823,469
Yum! Brands, Inc.,
Sr. Unsec’d. Notes	Baa3	4.250	09/15/15	10,345	11,006,428
Sr. Unsec’d. Notes	Baa3	6.250	04/15/16	5,300	5,938,178

					438,855,759

Gaming
Pinnacle Entertainment, Inc.,
Gtd. Notes(c)	B1	8.625	08/01/17	2,500	2,606,250

Healthcare & Pharmaceutical 6.7%
AbbVie, Inc.,
Gtd. Notes, 144A	Baa1	1.750	11/06/17	39,375	38,576,357
Gtd. Notes, 144A	Baa1	2.000	11/06/18	15,000	14,544,390
Actavis, Inc.,
Sr. Unsec’d. Notes(c)	Baa3	1.875	10/01/17	14,010	13,657,789
Sr. Unsec’d. Notes	Baa3	5.000	08/15/14	4,000	4,166,124
Allergan, Inc.,
Sr. Unsec’d. Notes(c)	A3	5.750	04/01/16	15,900	17,854,269
Amgen, Inc.,
Sr. Unsec’d. Notes	Baa1	1.875	11/15/14	7,000	7,105,686
Sr. Unsec’d. Notes(c)	Baa1	2.125	05/15/17	26,975	27,086,919
Sr. Unsec’d. Notes	Baa1	2.300	06/15/16	23,775	24,416,022
Sr. Unsec’d. Notes	Baa1	6.150	06/01/18	6,000	7,065,996

See Notes to Financial Statements.

30	Visit our website at www.prudentialfunds.com

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Healthcare & Pharmaceutical (cont’d)
AstraZeneca PLC (United Kingdom),
Sr. Unsec’d. Notes	A2	5.900%	09/15/17	10,000	$11,619,070
Baxter International, Inc.,
Sr. Unsec’d. Notes	A3	1.850	01/15/17	6,765	6,805,982
Sr. Unsec’d. Notes(c)	A3	1.850	06/15/18	6,190	6,139,867
Sr. Unsec’d. Notes	A3	4.000	03/01/14	1,990	2,033,597
Becton Dickinson and Co.,
Sr. Unsec’d. Notes	A3	1.750	11/08/16	3,915	3,982,275
Boston Scientific Corp.,
Sr. Unsec’d. Notes	Baa3	4.500	01/15/15	23,642	24,734,331
Sr. Unsec’d. Notes	Baa3	5.450	06/15/14	9,870	10,279,181
Cardinal Health, Inc.,
Sr. Unsec’d. Notes	Baa2	1.700	03/15/18	9,455	9,173,562
Sr. Unsec’d. Notes	Baa2	1.900	06/15/17	8,050	7,925,249
CareFusion Corp.,
Sr. Unsec’d. Notes	Baa3	5.125	08/01/14	16,475	17,186,638
Celgene Corp.,
Sr. Unsec’d. Notes	Baa2	1.900	08/15/17	5,555	5,515,121
Sr. Unsec’d. Notes	Baa2	2.450	10/15/15	6,840	7,044,126
Covidien International Finance SA (Luxembourg),
Gtd. Notes	Baa1	1.350	05/29/15	11,020	11,115,092
CR Bard, Inc.,
Sr. Unsec’d. Notes	A3	1.375	01/15/18	11,225	10,906,794
Express Scripts Holding Co.,
Gtd. Notes	Baa3	2.100	02/12/15	6,675	6,788,375
Gtd. Notes	Baa3	2.650	02/15/17	14,467	14,731,066
Gtd. Notes(c)	Baa3	3.125	05/15/16	7,300	7,590,949
Gtd. Notes	Baa3	3.500	11/15/16	18,110	19,224,417
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes	Baa1	2.400	12/01/14	5,840	5,969,823
Sr. Unsec’d. Notes(c)	Baa1	3.050	12/01/16	19,700	20,823,294
GlaxoSmithKline Capital PLC (United Kingdom),
Gtd. Notes(c)	A1	1.500	05/08/17	24,125	23,961,360
GlaxoSmithKline Capital, Inc.,
Gtd. Notes	A1	0.700	03/18/16	12,810	12,692,494
Hospira, Inc.,
Sr. Unsec’d. Notes	Ba1	5.900	06/15/14	5,420	5,579,283
Sr. Unsec’d. Notes, Ser. G, MTN	Ba1	6.400	05/15/15	2,200	2,328,852

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	31

Portfolio of Investments

as of June 30, 2013 (Unaudited) continued

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Healthcare & Pharmaceutical (cont’d)
Laboratory Corp. of America Holdings,
Sr. Unsec’d. Notes	Baa2	2.200%	08/23/17	14,785	$14,678,977
Sr. Unsec’d. Notes	Baa2	5.625	12/15/15	4,372	4,789,539
Life Technologies Corp.,
Sr. Unsec’d. Notes	Baa3	3.500	01/15/16	14,150	14,727,193
Sr. Unsec’d. Notes	Baa3	4.400	03/01/15	4,500	4,707,756
McKesson Corp.,
Sr. Unsec’d. Notes	Baa2	3.250	03/01/16	2,310	2,435,863
Sr. Unsec’d. Notes	Baa2	6.500	02/15/14	5,910	6,118,162
Medco Health Solutions, Inc.,
Gtd. Notes	Baa3	2.750	09/15/15	3,355	3,449,641
Gtd. Notes	Baa3	7.125	03/15/18	2,810	3,385,187
Medtronic, Inc.,
Sr. Unsec’d. Notes	A2	4.500	03/15/14	1,000	1,026,964
Merck & Co., Inc.,
Sr. Unsec’d. Notes	A2	1.300	05/18/18	24,340	23,604,591
Mylan, Inc.,
Sr. Unsec’d. Notes, 144A	Baa3	2.600	06/24/18	7,855	7,741,998
Pfizer, Inc.,
Sr. Unsec’d. Notes(c)	A1	1.500	06/15/18	25,050	24,622,146
Roche Holdings, Inc.,
Gtd. Notes, 144A	A1	6.000	03/01/19	18,650	22,267,783
Sanofi (France),
Sr. Unsec’d. Notes	A1	1.250	04/10/18	18,225	17,652,498
Teva Pharmaceutical Finance Co. BV (Curacao),
Gtd. Notes	A3	2.400	11/10/16	18,420	18,963,427
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes	Baa1	2.250	08/15/16	33,005	33,488,787
Sr. Unsec’d. Notes	Baa1	3.200	03/01/16	6,385	6,627,260
Warner Chilcott Co. LLC/Warner Chilcott Finance LLC,
Gtd. Notes(c)	B3	7.750	09/15/18	6,000	6,480,000
Zoetis, Inc.,
Sr. Unsec’d. Notes, 144A(c)	Baa2	1.150	02/01/16	4,850	4,833,524
Sr. Unsec’d. Notes, 144A	Baa2	1.875	02/01/18	10,650	10,425,828

					640,651,474

See Notes to Financial Statements.

32	Visit our website at www.prudentialfunds.com

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Healthcare Insurance 2.1%
Aetna, Inc.,
Sr. Unsec’d. Notes	Baa2	1.500%	11/15/17	3,000	$2,912,673
Sr. Unsec’d. Notes	Baa2	1.750	05/15/17	10,655	10,504,349
Sr. Unsec’d. Notes(c)	Baa2	6.000	06/15/16	20,370	23,046,781
CIGNA Corp.,
Sr. Unsec’d. Notes	Baa2	2.750	11/15/16	20,415	21,185,176
Coventry Health Care, Inc.,
Sr. Unsec’d. Notes	Baa2	5.950	03/15/17	19,180	21,632,278
Sr. Unsec’d. Notes	Baa2	6.300	08/15/14	10,575	11,178,325
Humana, Inc.,
Sr. Unsec’d. Notes(c)	Baa3	6.450	06/01/16	3,500	3,965,444
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes	A3	1.400	10/15/17	4,750	4,663,745
Sr. Unsec’d. Notes(c)	A3	1.875	11/15/16	7,350	7,475,494
Sr. Unsec’d. Notes	A3	5.375	03/15/16	23,015	25,492,128
Sr. Unsec’d. Notes	A3	6.000	02/15/18	15,075	17,704,698
WellPoint, Inc.,
Sr. Unsec’d. Notes(c)	Baa2	1.875	01/15/18	41,195	40,335,837
Sr. Unsec’d. Notes	Baa2	6.000	02/15/14	12,833	13,251,304

					203,348,232

Insurance 2.5%
Allied World Assurance Co. Holdings Ltd. (Bermuda),
Gtd. Notes	Baa1	7.500	08/01/16	5,090	5,866,363
Allstate Corp. (The),
Sr. Unsec’d. Notes(c)	A3	5.000	08/15/14	3,795	3,969,972
Sr. Unsec’d. Notes	A3	6.200	05/16/14	1,750	1,834,649
American International Group, Inc.,
Sr. Unsec’d. Notes	Baa1	3.650	01/15/14	6,845	6,943,904
Sr. Unsec’d. Notes	Baa1	3.800	03/22/17	28,700	30,086,669
Sr. Unsec’d. Notes	Baa1	4.875	09/15/16	14,225	15,581,567
Sr. Unsec’d. Notes(c)	Baa1	5.050	10/01/15	5,000	5,420,040
Sr. Unsec’d. Notes, MTN	Baa1	5.450	05/18/17	18,736	20,653,367
Sr. Unsec’d. Notes, MTN(c)	Baa1	5.600	10/18/16	2,500	2,785,730
Sr. Unsec’d. Notes, MTN(c)	Baa1	5.850	01/16/18	15,000	16,866,150
AON Corp.,
Gtd. Notes	Baa2	3.125	05/27/16	4,665	4,866,537
Gtd. Notes	Baa2	3.500	09/30/15	7,315	7,670,612

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	33

Portfolio of Investments

as of June 30, 2013 (Unaudited) continued

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Insurance (cont’d)
Axis Capital Holdings Ltd. (Bermuda),
Sr. Unsec’d. Notes	Baa1	5.750%	12/01/14	5,180	$5,490,515
Endurance Specialty Holdings Ltd. (Bermuda),
Sr. Unsec’d. Notes	Baa1	6.150	10/15/15	4,639	5,061,845
Hartford Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes	Baa3	4.000	03/30/15	16,425	17,173,750
Sr. Unsec’d. Notes	Baa3	4.000	10/15/17	7,500	7,953,225
Liberty Mutual Group, Inc.,
Sr. Unsec’d. Notes, 144A(c)	Baa2	5.750	03/15/14	4,955	5,092,957
Sr. Unsec’d. Notes, 144A	Baa2	6.700	08/15/16	3,135	3,568,351
Lincoln National Corp.,
Sr. Unsec’d. Notes	Baa1	4.300	06/15/15	7,135	7,566,817
Sr. Unsec’d. Notes	Baa1	4.750	02/15/14	3,255	3,331,310
MetLife, Inc.,
Sr. Unsec’d. Notes	A3	1.756	12/15/17	12,125	11,936,674
Sr. Unsec’d. Notes	A3	5.000	06/15/15	5,000	5,363,860
Sr. Unsec’d. Notes	A3	5.500	06/15/14	1,500	1,568,777
Metropolitan Life Global Funding I,
Sec’d. Notes, 144A(c)	Aa3	1.500	01/10/18	18,310	17,751,710
Sr. Sec’d. Notes, 144A(c)	Aa3	2.500	09/29/15	6,645	6,873,761
Principal Financial Group, Inc.,
Gtd. Notes(c)	A3	1.850	11/15/17	5,995	5,887,720
Willis Group Holdings PLC (Ireland),
Gtd. Notes	Baa3	4.125	03/15/16	4,065	4,255,376
XL Group PLC (Ireland),
Sr. Unsec’d. Notes	Baa2	5.250	09/15/14	6,300	6,610,552

					238,032,760

Lodging 1.5%
Carnival Corp. (Panama),
Gtd. Notes	Baa1	1.875	12/15/17	25,560	24,688,915
Marriott International, Inc.,
Sr. Unsec’d. Notes	Baa2	3.000	03/01/19	15,350	15,485,725
Sr. Unsec’d. Notes	Baa2	5.810	11/10/15	22,840	24,811,892
Sr. Unsec’d. Notes(c)	Baa2	6.375	06/15/17	9,400	10,639,672

See Notes to Financial Statements.

34	Visit our website at www.prudentialfunds.com

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Lodging (cont’d)
Starwood Hotels & Resorts Worldwide, Inc.,
Sr. Unsec’d. Notes	Baa2	6.750%	05/15/18	3,000	$3,547,095
Sr. Unsec’d. Notes	Baa2	7.150	12/01/19	10,218	12,341,065
Sr. Unsec’d. Notes	Baa2	7.375	11/15/15	16,528	18,742,983
Wyndham Worldwide Corp.,
Sr. Unsec’d. Notes	Baa3	2.500	03/01/18	4,190	4,115,054
Sr. Unsec’d. Notes	Baa3	2.950	03/01/17	29,568	29,926,571

					144,298,972

Media & Entertainment 2.8%
Belo Corp.,
Gtd. Notes	Ba1	8.000	11/15/16	4,400	4,664,000
British Sky Broadcasting Group PLC (United Kingdom),
Gtd. Notes, 144A	Baa1	6.100	02/15/18	10,000	11,460,220
CBS Corp.,
Gtd. Notes (original cost $4,018,578; purchased 06/11/12)(d)(g)	Baa2	1.950	07/01/17	4,065	4,038,256
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.,
Gtd. Notes	B1	9.125	08/01/18	13,700	14,933,000
Lamar Media Corp.,
Gtd. Notes	Ba2	9.750	04/01/14	8,000	8,400,000
NBC Universal Media LLC,
Gtd. Notes	A3	2.100	04/01/14	7,830	7,924,297
Gtd. Notes	A3	2.875	04/01/16	15,637	16,344,340
Gtd. Notes	A3	3.650	04/30/15	22,785	23,941,043
NBCUniversal Enterprise, Inc.,
Gtd. Notes, 144A(c)	A3	1.974	04/15/19	13,525	13,163,301
News America Holdings, Inc.,
Gtd. Notes	Baa1	8.000	10/17/16	30,452	36,611,648
Nielsen Finance LLC/Nielsen Finance Co.,
Gtd. Notes	B2	7.750	10/15/18	8,000	8,600,000
Gtd. Notes	B2	11.625	02/01/14	3,000	3,150,000

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	35

Portfolio of Investments

as of June 30, 2013 (Unaudited) continued

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Media & Entertainment (cont’d)
Sinclair Television Group, Inc.,
Sec’d. Notes, 144A	Ba3	9.250%	11/01/17	8,282	$8,778,920
Time Warner, Inc.,
Gtd. Notes	Baa2	3.150	07/15/15	13,200	13,788,284
Gtd. Notes	Baa2	5.875	11/15/16	31,037	35,429,387
Viacom, Inc.,
Sr. Unsec’d. Notes	Baa1	1.250	02/27/15	9,250	9,276,806
Sr. Unsec’d. Notes	Baa1	2.500	12/15/16	9,025	9,310,587
Sr. Unsec’d. Notes	Baa1	4.250	09/15/15	4,195	4,472,659
Sr. Unsec’d. Notes	Baa1	4.375	09/15/14	16,850	17,567,355
Sr. Unsec’d. Notes	Baa1	6.250	04/30/16	9,660	10,908,700
Walt Disney Co. (The),
Sr. Unsec’d. Notes, MTN	A2	1.100	12/01/17	7,325	7,101,587

					269,864,390

Metals 1.8%
Anglo American Capital PLC (United Kingdom),
Gtd. Notes, 144A	Baa1	2.150	09/27/13	875	877,537
Gtd. Notes, 144A(c)	Baa1	9.375	04/08/14	5,080	5,384,952
ArcelorMittal (Luxembourg),
Sr. Unsec’d. Notes(c)	Ba1	4.250	03/01/16	6,330	6,361,650
Sr. Unsec’d. Notes	Ba1	9.500	02/15/15	2,395	2,616,538
Barrick Gold Financeco LLC,
Gtd. Notes, Ser. G, MTN	Baa2	6.125	09/15/13	10,130	10,230,277
BHP Billiton Finance USA Ltd. (Australia),
Gtd. Notes(c)	A1	1.625	02/24/17	14,645	14,574,089
Gtd. Notes(c)	A1	1.875	11/21/16	17,250	17,500,091
FMG Resources (August 2006) Pty Ltd. (Australia),
Gtd. Notes, 144A(c)	B1	7.000	11/01/15	11,000	11,110,000
Freeport-McMoRan Copper & Gold, Inc.,
Sr. Unsec’d. Notes(c)	Baa3	2.150	03/01/17	11,150	10,913,508
Sr. Unsec’d. Notes, 144A	Baa3	2.375	03/15/18	595	565,890
Rio Tinto Finance USA Ltd. (Australia),
Gtd. Notes	A3	2.250	09/20/16	2,108	2,151,846

See Notes to Financial Statements.

36	Visit our website at www.prudentialfunds.com

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Metals (cont’d)
Gtd. Notes	A3	2.500%	05/20/16	4,235	$4,354,427
Gtd. Notes	A3	8.950	05/01/14	26,975	28,746,448
Rio Tinto Finance USA PLC (United Kingdom),
Gtd. Notes(c)	A3	1.375	06/17/16	7,690	7,643,699
Teck Resources Ltd. (Canada),
Gtd. Notes(c)	Baa2	2.500	02/01/18	14,075	13,680,224
Xstrata Finance Canada Ltd. (Canada),
Gtd. Notes, 144A	Baa2	2.050	10/23/15	7,825	7,827,473
Gtd. Notes, 144A(c)	Baa2	2.700	10/25/17	7,880	7,641,874
Gtd. Notes, 144A	Baa2	2.850	11/10/14	23,375	23,796,218

					175,976,741

Non-Captive Finance 3.4%
CIT Group, Inc.,
Sr. Unsec’d. Notes, 144A(c)	Ba3	4.750	02/15/15	10,000	10,162,500
General Electric Capital Corp.,
Sr. Unsec’d. Notes, MTN(c)	A1	1.000	01/08/16	49,875	49,598,892
Sr. Unsec’d. Notes(c)	A1	1.625	04/02/18	30,000	29,222,610
Sr. Unsec’d. Notes(c)	A1	2.250	11/09/15	10,500	10,759,759
Sr. Unsec’d. Notes, MTN(c)	A1	2.300	04/27/17	25,350	25,700,083
Sr. Unsec’d. Notes, MTN(c)	A1	3.350	10/17/16	44,558	46,907,588
Sr. Unsec’d. Notes, MTN(c)	A1	4.875	03/04/15	16,700	17,776,499
Sr. Unsec’d. Notes, Ser. G, MTN(c)	A1	1.600	11/20/17	9,500	9,273,777
Sr. Unsec’d. Notes, Ser. G, MTN	A1	5.625	05/01/18	37,626	43,157,172
Sr. Unsec’d. Notes, Ser. G, MTN	A1	6.000	08/07/19	10,000	11,609,340
International Lease Finance Corp.,
Sr. Sec’d. Notes, 144A(c)	Ba2	6.500	09/01/14	1,910	1,986,400
Sr. Unsec’d. Notes(c)	Ba3	3.875	04/15/18	1,000	940,000
Sr. Unsec’d. Notes	Ba3	5.750	05/15/16	3,750	3,853,628
NYSE Euronext,
Sr. Unsec’d. Notes	A3	2.000	10/05/17	19,880	19,773,006
SLM Corp.,
Sr. Notes, MTN	Ba1	6.250	01/25/16	3,490	3,699,400
Sr. Unsec’d. Notes, MTN	Ba1	3.875	09/10/15	6,950	7,019,868
Sr. Unsec’d. Notes, MTN	Ba1	5.050	11/14/14	3,000	3,067,500
Sr. Unsec’d. Notes, MTN(c)	Ba1	6.000	01/25/17	9,565	9,995,425
Sr. Unsec’d. Notes, Ser. A, MTN	Ba1	5.000	10/01/13	4,150	4,170,750

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	37

Portfolio of Investments

as of June 30, 2013 (Unaudited) continued

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Non-Captive Finance (cont’d)
Sr. Unsec’d. Notes, Ser. A, MTN	Ba1	5.000%	04/15/15	12,310	$12,710,075

					321,384,272

Packaging
Bemis Co., Inc.,
Sr. Unsec’d. Notes	Baa2	5.650	08/01/14	3,775	3,953,388

Paper 0.7%
Domtar Corp.,
Gtd. Notes, Ser. GLOB	Baa3	7.125	08/15/15	8,085	8,770,527
Georgia-Pacific LLC,
Sr. Unsec’d. Notes
(original cost $3,485,580; purchased 06/05/12)(d)(g)	Baa2	7.700	06/15/15	3,000	3,367,725
International Paper Co.,
Sr. Unsec’d. Notes	Baa3	5.250	04/01/16	4,500	4,885,470
Sr. Unsec’d. Notes	Baa3	7.400	06/15/14	3,000	3,173,310
Sr. Unsec’d. Notes	Baa3	7.950	06/15/18	31,901	39,060,223
Rock-Tenn Co.,
Gtd. Notes(c)	Ba1	4.450	03/01/19	5,325	5,637,908

					64,895,163

Pipelines & Other 1.1%
Atmos Energy Corp.,
Sr. Unsec’d. Notes	Baa1	4.950	10/15/14	950	999,695
DCP Midstream LLC,
Sr. Unsec’d. Notes, 144A	Baa2	9.700	12/01/13	2,620	2,712,460
DCP Midstream Operating LP,
Gtd. Notes(c)	Baa3	2.500	12/01/17	8,990	8,874,047
Energy Transfer Partners LP,
Sr. Unsec’d. Notes	Baa3	8.500	04/15/14	2,005	2,121,136
Enterprise Products Operating LLC,
Gtd. Notes(c)	Baa1	1.250	08/13/15	5,575	5,593,297
Gtd. Notes	Baa1	3.200	02/01/16	2,190	2,298,880
Gtd. Notes	Baa1	3.700	06/01/15	2,400	2,519,906
Gtd. Notes(c)	Baa1	6.650	04/15/18	3,400	4,067,403
Kinder Morgan Energy Partners LP,
Sr. Unsec’d. Notes	Baa2	3.500	03/01/16	10,061	10,601,598
Sr. Unsec’d. Notes	Baa2	5.625	02/15/15	3,600	3,860,140
Sr. Unsec’d. Notes(c)	Baa2	6.000	02/01/17	4,900	5,518,684

See Notes to Financial Statements.

38	Visit our website at www.prudentialfunds.com

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Pipelines & Other (cont’d)
Magellan Midstream Partners LP,
Sr. Unsec’d. Notes	Baa2	5.650%	10/15/16	3,990	$4,490,521
Sr. Unsec’d. Notes	Baa2	6.450	06/01/14	5,000	5,253,440
ONEOK Partners LP,
Gtd. Notes(c)	Baa2	2.000	10/01/17	13,030	12,814,119
Sempra Energy,
Sr. Unsec’d. Notes	Baa1	2.000	03/15/14	8,710	8,784,183
Sr. Unsec’d. Notes(c)	Baa1	2.300	04/01/17	12,390	12,548,988
Williams Partners LP,
Sr. Unsec’d. Notes	Baa2	3.800	02/15/15	8,300	8,653,655
Williams Partners LP/Williams Partners Finance Corp.,
Sr. Unsec’d. Notes	Baa2	7.250	02/01/17	1,000	1,162,219

					102,874,371

Railroads 0.5%
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes	A3	4.875	01/15/15	5,000	5,307,330
Sr. Unsec’d. Notes	A3	6.875	02/15/16	2,000	2,280,096
Sr. Unsec’d. Notes	A3	7.000	02/01/14	5,000	5,178,830
CSX Corp.,
Sr. Unsec’d. Notes	Baa2	5.300	02/15/14	4,000	4,110,668
Sr. Unsec’d. Notes(c)	Baa2	6.250	04/01/15	2,000	2,185,038
Sr. Unsec’d. Notes	Baa2	6.250	03/15/18	11,608	13,654,583
Norfolk Southern Corp.,
Sr. Unsec’d. Notes	Baa1	5.257	09/17/14	3,000	3,158,865
Sr. Unsec’d. Notes	Baa1	7.700	05/15/17	6,810	8,212,574
Union Pacific Corp.,
Sr. Unsec’d. Notes	Baa1	5.125	02/15/14	3,000	3,079,401

					47,167,385

Real Estate Investment Trusts 1.3%
Duke Realty LP,
Gtd. Notes	Baa2	7.375	02/15/15	4,535	4,949,513
HCP, Inc.,
Sr. Unsec’d. Notes	Baa1	2.700	02/01/14	3,565	3,600,596
Hospitality Properties Trust,
Sr. Unsec’d. Notes	Baa2	7.875	08/15/14	3,300	3,431,248

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	39

Portfolio of Investments

as of June 30, 2013 (Unaudited) continued

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Real Estate Investment Trusts (cont’d)
Kilroy Realty LP,
Gtd. Notes	Baa3	5.000%	11/03/15	2,675	$2,882,933
Liberty Property LP,
Sr. Unsec’d. Notes	Baa1	5.650	08/15/14	7,955	8,348,916
Mack-Cali Realty LP,
Sr. Unsec’d. Notes	Baa2	2.500	12/15/17	4,270	4,196,923
Realty Income Corp.,
Sr. Unsec’d. Notes	Baa1	2.000	01/31/18	7,800	7,568,746
Sr. Unsec’d. Notes	Baa1	5.500	11/15/15	6,500	7,092,306
Sr. Unsec’d. Notes	Baa1	5.950	09/15/16	1,700	1,909,097
Simon Property Group LP,
Sr. Unsec’d. Notes, 144A	A3	1.500	02/01/18	11,910	11,471,605
Sr. Unsec’d. Notes	A3	2.800	01/30/17	1,685	1,734,606
Sr. Unsec’d. Notes	A3	4.200	02/01/15	2,280	2,375,019
Sr. Unsec’d. Notes	A3	5.100	06/15/15	6,395	6,914,012
Sr. Unsec’d. Notes	A3	5.250	12/01/16	5,800	6,480,305
Sr. Unsec’d. Notes	A3	5.750	12/01/15	12,088	13,319,066
Sr. Unsec’d. Notes(c)	A3	5.875	03/01/17	8,025	9,056,044
Sr. Unsec’d. Notes(c)	A3	6.100	05/01/16	9,640	10,810,797
Sr. Unsec’d. Notes	A3	6.125	05/30/18	2,774	3,259,153
Sr. Unsec’d. Notes	A3	6.750	05/15/14	4,975	5,155,418
Ventas Realty LP/Ventas Capital Corp.,
Gtd. Notes(c)	Baa2	2.000	02/15/18	8,035	7,777,703
WEA Finance LLC/WT Finance AUST Pty Ltd.,
Gtd. Notes, 144A	A2	7.500	06/02/14	5,043	5,357,976

					127,691,982

Retailers 1.7%
AutoZone, Inc.,
Sr. Unsec’d. Notes	Baa2	5.500	11/15/15	7,400	8,134,302
Sr. Unsec’d. Notes	Baa2	5.750	01/15/15	13,024	13,977,031
Costco Wholesale Corp.,
Sr. Unsec’d. Notes(c)	A1	1.125	12/15/17	10,455	10,170,854
CVS Caremark Corp.,
Sr. Unsec’d. Notes(c)	Baa2	3.250	05/18/15	17,500	18,212,110
Sr. Unsec’d. Notes	Baa2	4.875	09/15/14	2,000	2,099,780

See Notes to Financial Statements.

40	Visit our website at www.prudentialfunds.com

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Retailers (cont’d)
Dollar General Corp.,
Sr. Unsec’d. Notes(c)	Baa3	1.875%	04/15/18	26,920	$25,973,143
Home Depot, Inc. (The),
Sr. Unsec’d. Notes	A3	5.400	03/01/16	8,256	9,199,545
Lowe’s Cos., Inc.,
Sr. Unsec’d. Notes(c)	A3	1.625	04/15/17	10,535	10,531,966
Macy’s Retail Holdings, Inc.,
Gtd. Notes	Baa3	5.750	07/15/14	8,471	8,878,540
Gtd. Notes	Baa3	5.900	12/01/16	8,844	10,046,386
Nordstrom, Inc.,
Sr. Unsec’d. Notes	Baa1	6.750	06/01/14	13,433	14,146,575
QVC, Inc.,
Sr. Sec’d. Notes, 144A	Ba2	7.500	10/01/19	10,475	11,388,535
TJX Cos., Inc.,
Sr. Unsec’d. Notes	A3	4.200	08/15/15	7,140	7,637,194
Walgreen Co.,
Sr. Unsec’d. Notes	Baa1	1.800	09/15/17	8,760	8,650,377

					159,046,338

Technology 3.6%
Amphenol Corp.,
Sr. Unsec’d. Notes	Baa2	4.750	11/15/14	3,550	3,720,166
Anixter, Inc.,
Gtd. Notes	Ba3	10.000	03/15/14	9,425	9,860,906
Apple, Inc.,
Sr. Unsec’d. Notes(c)	Aa1	1.000	05/03/18	27,600	26,504,225
Arrow Electronics, Inc.,
Sr. Unsec’d. Notes	Baa3	3.000	03/01/18	5,425	5,417,199
Sr. Unsec’d. Notes	Baa3	3.375	11/01/15	1,625	1,681,851
CA, Inc.,
Sr. Unsec’d. Notes	Baa2	6.125	12/01/14	7,000	7,467,362
Dell, Inc.,
Sr. Unsec’d. Notes	A2	2.100	04/01/14	365	366,444
Electronic Data Systems LLC,
Sr. Unsec’d. Notes, Ser. B	Baa1	6.000	08/01/13	4,000	4,017,570
EMC Corp.,
Sr. Unsec’d. Notes	A1	1.875	06/01/18	32,460	32,086,807
Equifax, Inc.,
Sr. Unsec’d. Notes	Baa1	4.450	12/01/14	14,625	15,279,088

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	41

Portfolio of Investments

as of June 30, 2013 (Unaudited) continued

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Technology (cont’d)
Fidelity National Information Services, Inc.,
Gtd. Notes	Baa3	2.000%	04/15/18	7,500	$7,238,678
Fiserv, Inc.,
Gtd. Notes	Baa2	3.125	10/01/15	1,670	1,742,015
Gtd. Notes	Baa2	3.125	06/15/16	34,775	36,261,875
Hewlett-Packard Co.,
Sr. Unsec’d. Notes	Baa1	2.350	03/15/15	15,000	15,215,055
Sr. Unsec’d. Notes(c)	Baa1	2.600	09/15/17	14,150	14,131,449
Sr. Unsec’d. Notes(c)	Baa1	3.300	12/09/16	8,126	8,435,178
Sr. Unsec’d. Notes	Baa1	4.750	06/02/14	10,000	10,313,040
Sr. Unsec’d. Notes	Baa1	6.125	03/01/14	2,800	2,894,805
Intel Corp.,
Sr. Unsec’d. Notes	A1	1.350	12/15/17	35,325	34,569,787
International Business Machines Corp.,
Sr. Unsec’d. Notes(c)	Aa3	1.250	02/06/17	15,300	15,133,505
Intuit, Inc.,
Sr. Unsec’d. Notes	Baa1	5.750	03/15/17	10,000	11,110,400
NXP BV/NXP Funding LLC (Netherlands),
Gtd. Notes, 144A(c)	B3	3.750	06/01/18	4,825	4,728,500
Sr. Sec’d. Notes, 144A(c)	B1	9.750	08/01/18	1,795	2,008,156
Oracle Corp.,
Sr. Unsec’d. Notes(c)	A1	1.200	10/15/17	21,770	21,143,481
SunGard Data Systems, Inc.,
Sr. Sec’d. Notes	B3	4.875	01/15/14	2,000	2,010,000
TransUnion LLC/TransUnion Financing Corp.,
Gtd. Notes	B2	11.375	06/15/18	4,425	4,900,688
Tyco Electronics Group SA (Luxembourg),
Gtd. Notes(c)	Baa2	1.600	02/03/15	4,710	4,743,729
Xerox Corp.,
Sr. Unsec’d. Notes(a)	Baa2	1.094	05/16/14	6,460	6,455,420
Sr. Unsec’d. Notes(c)	Baa2	2.950	03/15/17	2,010	2,026,639
Sr. Unsec’d. Notes	Baa2	4.250	02/15/15	16,135	16,856,170
Sr. Unsec’d. Notes	Baa2	8.250	05/15/14	9,280	9,859,610

					338,179,798

See Notes to Financial Statements.

42	Visit our website at www.prudentialfunds.com

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Telecommunications 5.6%
ALLTEL Corp.,
Sr. Unsec’d. Notes	A-(b)	6.500%	11/01/13	4,000	$4,075,404
America Movil SAB de CV (Mexico),
Gtd. Notes	A2	2.375	09/08/16	24,770	25,097,187
Gtd. Notes(c)	A2	3.625	03/30/15	7,200	7,431,163
Gtd. Notes(c)	A2	5.500	03/01/14	6,350	6,527,997
Gtd. Notes	A2	5.750	01/15/15	2,600	2,762,500
AT&T, Inc.,
Sr. Unsec’d. Notes(c)	A3	1.400	12/01/17	9,590	9,323,321
Sr. Unsec’d. Notes	A3	1.600	02/15/17	27,100	26,823,851
Sr. Unsec’d. Notes	A3	2.400	08/15/16	16,925	17,442,262
Sr. Unsec’d. Notes	A3	2.500	08/15/15	29,840	30,748,210
Sr. Unsec’d. Notes(c)	A3	2.950	05/15/16	15,420	16,113,854
Sr. Unsec’d. Notes	A3	5.100	09/15/14	2,750	2,889,475
Sr. Unsec’d. Notes	A3	5.625	06/15/16	8,000	8,950,128
British Telecommunications PLC (United Kingdom),
Sr. Unsec’d. Notes	Baa2	2.000	06/22/15	18,705	19,071,749
Sr. Unsec’d. Notes	Baa2	5.950	01/15/18	33,835	38,945,100
CC Holdings GS V LLC,
Sr. Sec’d. Notes	Baa3	2.381	12/15/17	13,105	12,896,827
Cellco Partnership/Verizon Wireless Capital LLC,
Sr. Unsec’d. Notes(c)	A2	5.550	02/01/14	18,100	18,581,967
Sr. Unsec’d. Notes	A2	7.375	11/15/13	9,350	9,572,820
CenturyLink, Inc.,
Sr. Unsec’d. Notes, Ser. M(c)	Ba2	5.000	02/15/15	9,190	9,603,550
Sr. Unsec’d. Notes, Ser. R	Ba2	5.150	06/15/17	10,450	10,998,625
Deutsche Telekom International Finance BV (Netherlands),
Gtd. Notes, 144A(c)	Baa1	2.250	03/06/17	20,425	20,523,428
Gtd. Notes, 144A	Baa1	3.125	04/11/16	8,800	9,180,820
Gtd. Notes	Baa1	5.250	07/22/13	5,000	5,012,580
Gtd. Notes	Baa1	5.875	08/20/13	10,001	10,070,007
Embarq Corp.,
Sr. Unsec’d. Notes (original cost $9,496,667; purchased 02/13/12)(d)(g)	Baa3	7.082	06/01/16	8,480	9,502,137

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	43

Portfolio of Investments

as of June 30, 2013 (Unaudited) continued

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Telecommunications (cont’d)
France Telecom SA (France),
Sr. Unsec’d. Notes	A3	2.125%	09/16/15	4,360	$4,424,284
Sr. Unsec’d. Notes(c)	A3	2.750	09/14/16	10,225	10,479,020
Sr. Unsec’d. Notes	A3	4.375	07/08/14	5,720	5,890,942
Frontier Communications Corp.,
Sr. Unsec’d. Notes	Ba2	8.250	05/01/14	66	68,970
Nippon Telegraph & Telephone Corp. (Japan),
Genl. Ref. Mtge.	Aa2	1.400	07/18/17	8,720	8,573,652
Qwest Corp.,
Sr. Unsec’d. Notes	Baa3	8.375	05/01/16	8,679	10,071,459
Telecom Italia Capital SA (Luxembourg),
Gtd. Notes(c)	Baa3	5.250	11/15/13	13,735	13,907,127
Gtd. Notes	Baa3	6.175	06/18/14	3,655	3,782,918
Telefonica Emisiones SAU (Spain),
Gtd. Notes	Baa2	4.949	01/15/15	4,740	4,942,526
Verizon Communications, Inc.,
Sr. Unsec’d. Notes(c)	A3	1.100	11/01/17	13,100	12,675,717
Sr. Unsec’d. Notes(c)	A3	2.000	11/01/16	29,575	30,135,919
Sr. Unsec’d. Notes(c)	A3	3.000	04/01/16	19,250	20,121,659
Vodafone Group PLC (United Kingdom),
Sr. Unsec’d. Notes	A3	1.250	09/26/17	24,270	23,207,605
Sr. Unsec’d. Notes	A3	1.625	03/20/17	24,750	24,147,362
Sr. Unsec’d. Notes(c)	A3	4.150	06/10/14	10,976	11,312,327
Sr. Unsec’d. Notes	A3	5.000	09/15/15	5,175	5,613,338
Windstream Corp.,
Gtd. Notes	B1	8.125	08/01/13	7,000	7,027,541

					528,527,328

Tobacco 1.8%
Altria Group, Inc.,
Gtd. Notes	Baa1	4.125	09/11/15	5,430	5,786,393
Gtd. Notes	Baa1	7.750	02/06/14	15,150	15,774,544
Gtd. Notes	Baa1	8.500	11/10/13	15,800	16,232,793
Gtd. Notes	Baa1	9.250	08/06/19	8,183	10,837,532
Gtd. Notes	Baa1	9.700	11/10/18	7,500	9,970,552

See Notes to Financial Statements.

44	Visit our website at www.prudentialfunds.com

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Tobacco (cont’d)
Imperial Tobacco Finance PLC (United Kingdom),
Gtd. Notes, 144A	Baa3	2.050%	02/11/18	26,140	$25,695,202
Lorillard Tobacco Co.,
Gtd. Notes(c)	Baa2	2.300	08/21/17	11,600	11,454,118
Gtd. Notes	Baa2	3.500	08/04/16	16,264	17,003,199
Philip Morris International, Inc.,
Sr. Unsec’d. Notes(c)	A2	1.125	08/21/17	23,615	22,952,576
Sr. Unsec’d. Notes(c)	A2	2.500	05/16/16	13,250	13,763,186
Reynolds American, Inc.,
Gtd. Notes(c)	Baa2	1.050	10/30/15	6,800	6,798,089
Gtd. Notes(c)	Baa2	6.750	06/15/17	10,400	12,051,333
Sr. Sec’d. Notes	Baa2	7.300	07/15/15	2,450	2,743,383
Sr. Sec’d. Notes	Baa2	7.625	06/01/16	3,000	3,497,640

					174,560,540

TOTAL CORPORATE BONDS (cost $8,579,795,382)					8,638,755,924

FOREIGN AGENCIES 1.2%
CNOOC Finance 2013 Ltd. (Virgin Islands (BR)),
Gtd. Notes(c)	Aa3	1.750	05/09/18	8,450	8,082,552
Electricite de France SA (France),
Sr. Unsec’d. Notes, 144A	Aa3	5.500	01/26/14	6,725	6,898,976
Export-Import Bank of Korea (South Korea),
Sr. Unsec’d. Notes	Aa3	4.125	09/09/15	11,000	11,558,921
Sr. Unsec’d. Notes	Aa3	5.875	01/14/15	5,000	5,319,355
GAZ Capital SA (Luxembourg),
Sr. Unsec’d. Notes, 144A	Baa1	8.125	07/31/14	4,200	4,461,660
Korea Development Bank (The) (South Korea),
Sr. Unsec’d. Notes	Aa3	3.875	05/04/17	9,500	9,759,663
Sr. Unsec’d. Notes	Aa3	4.375	08/10/15	5,800	6,107,702
Korea Hydro & Nuclear Power Co. Ltd. (South Korea),
Sr. Unsec’d. Notes, 144A	A1	6.250	06/17/14	2,000	2,086,804

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	45

Portfolio of Investments

as of June 30, 2013 (Unaudited) continued

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
FOREIGN AGENCIES (Continued)
Korea National Oil Corp. (South Korea),
Sr. Unsec’d. Notes, 144A	A1	5.375%	07/30/14	5,000	$5,198,005
Petrobras Global Finance BV (Netherlands),
Gtd. Notes	A3	2.000	05/20/16	15,595	15,271,185
Gtd. Notes(c)	A3	3.000	01/15/19	12,000	11,146,632
Petrobras International Finance Co. - PiFCo. (Cayman Islands),
Gtd. Notes(c)	A3	3.500	02/06/17	11,405	11,354,213
Gtd. Notes	A3	3.875	01/27/16	4,100	4,218,187
Statoil ASA (Norway),
Gtd. Notes	Aa2	1.200	01/17/18	14,850	14,442,575

TOTAL FOREIGN AGENCIES (cost $115,693,862)					115,906,430

MUNICIPAL BONDS 0.5%
Catholic Health Initiatives, Sec’d. Notes	Aa3	1.600	11/01/17	2,100	2,055,677
State of California, GO Var. Purp.	A1	4.850	10/01/14	3,200	3,361,888
State of California, GO Var. Purp. 3	A1	5.250	04/01/14	7,750	8,028,225
State of Illinois, GO	A3	4.421	01/01/15	32,070	33,471,780

TOTAL MUNICIPAL BONDS (cost $46,113,903)					46,917,570

				Shares
PREFERRED STOCK 0.1%

Banking
Citigroup Capital XIII, 7.875% (Capital Security, fixed to floating preferred)(a) (cost $3,342,000)				132,000	3,676,200

TOTAL LONG-TERM INVESTMENTS (cost $9,276,129,535)					9,323,536,605

See Notes to Financial Statements.

46	Visit our website at www.prudentialfunds.com

Description	Shares	Value (Note 1)
SHORT-TERM INVESTMENT 12.6%

Affiliated Money Market Mutual Fund
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $1,201,288,575; includes $1,075,052,695 of cash collateral received for securities on loan) (Note 3)(i)(j)	1,201,288,575	$1,201,288,575

Total Investments 110.7% (cost $10,477,418,110; Note 5)		10,524,825,180
Liabilities in excess of other assets(k) (10.7)%		(1,014,286,835)

Net Assets 100.0%		$9,510,538,345

The following abbreviations are used in the portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

GO—General Obligation

MTN—Medium Term Note

NR—Not Rated by Moody’s or Standard & Poor’s

†	The ratings reflected are as of June 30, 2013. Ratings of certain bonds may have changed subsequent to that date. The Fund’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2013.
(b)	Standard & Poor’s Rating.
(c)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $1,051,095,374; cash collateral of $1,075,052,695 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(d)	Indicates a security that has been deemed illiquid.
(e)	Represents issuer in default on interest payments and/or principal repayment; non-income producing security.
(f)	Security is post-maturity.
(g)	Indicates a restricted security; the aggregate original cost of such securities is $85,117,472. The aggregate value of $85,325,320 is approximately 0.9% of net assets.
(h)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(i)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(j)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(k)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	47

Portfolio of Investments

as of June 30, 2013 (Unaudited) continued

Futures contracts open at June 30, 2013:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2013	Unrealized Appreciation/ (Depreciation)
	Long Position:
7,864	2 Year U.S. Treasury Notes	Sept. 2013	$1,731,356,938	$1,730,080,000	$(1,276,938)
	Short Position:
5,497	5 Year U.S. Treasury Notes	Sept. 2013	674,019,939	665,394,672	8,625,267

					$7,348,329

Credit default swap agreements outstanding at June 30, 2013:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Depreciation	Counterparty
Over-the-counter credit default swaps on corporate issues—Buy Protection(1):
Boston Scientific Corp.	06/20/14	1.000%	3,120	$(28,696)	$14,439	$(43,135)	Morgan Stanley Capital Services
CMS Energy Corp.	09/20/15	1.000	14,500	(256,095)	331,352	(587,447)	Deutsche Bank AG
Duke Energy Corp.	03/20/14	0.700	1,000	(5,191)	—	(5,191)	Goldman Sachs International
Enel Finance International NV	09/20/14	1.000	5,000	(33,461)	12,065	(45,526)	Goldman Sachs International
SLM Corp.	06/20/14	5.000	3,000	(128,451)	114,220	(242,671)	JPMorgan Chase Bank

				$(451,894)	$472,076	$(923,970)

See Notes to Financial Statements.

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Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Implied Credit Spread at June 30, 2013(3)	Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Counterparty
Over-the-counter credit default swaps on corporate issues—Sell Protection(2):
Astrazeneca PLC	03/20/14	1.600%	2,000	0.079%	$23,309	$—	$23,309	Morgan Stanley Capital Services
Berkshire Hathaway, Inc.	03/20/15	1.000	10,000	0.447	98,812	(188,736)	287,548	Deutsche Bank AG
Berkshire Hathaway, Inc.	03/20/15	1.000	10,000	0.447	98,812	(177,792)	276,604	Goldman Sachs International
Berkshire Hathaway, Inc.	03/20/17	1.000	15,000	0.825	100,800	(359,547)	460,347	Credit Suisse International
Wal-Mart Stores, Inc.	12/20/14	1.000	10,000	0.065	142,491	270,152	(127,661)	JPMorgan Chase Bank

					$464,224	$(455,923)	$920,147

The Fund entered into credit default swaps as the protection seller on corporate issues to take an active short position with respect to the likelihood of a particular issuer’s default.

(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	49

Portfolio of Investments

as of June 30, 2013 (Unaudited) continued

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3—significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Bank Loans	$—	$7,941,815	$—
Commercial Mortgage-Backed Securities	—	510,338,666	—
Corporate Bonds	—	8,602,466,411	36,289,513
Foreign Agencies	—	115,906,430	—
Municipal Bonds	—	46,917,570	—
Preferred Stock	3,676,200	—	—
Affiliated Money Market Mutual Fund	1,201,288,575	—	—
Other Financial Instruments*			—
Futures	7,348,329	—	—
Credit Default Swaps	—	1,368	(5,191)

Total	$1,212,313,104	$9,283,572,260	$36,284,322

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

See Notes to Financial Statements.

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The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2013 were as follows:

Banking	24.2%
Affiliated Money Market Mutual Fund (including 11.3% of cash collateral received for securities on loan)	12.6
Healthcare & Pharmaceutical	6.7
Telecommunications	5.6
Commercial Mortgage-Backed Securities	5.4
Electric	4.9
Foods	4.6
Technology	3.6
Automotive	3.5
Non-Captive Finance	3.4
Capital Goods	3.3
Media & Entertainment	2.8
Energy—Other	2.7
Energy—Integrated	2.6
Insurance	2.5
Cable	2.4
Healthcare Insurance	2.1
Chemicals	2.0
Metals	1.8%
Tobacco	1.8
Consumer	1.7
Retailers	1.7
Lodging	1.5
Real Estate Investment Trusts	1.3
Aerospace & Defense	1.2
Foreign Agencies	1.2
Pipelines & Other	1.1
Paper	0.7
Airlines	0.5
Municipal Bonds	0.5
Railroads	0.5
Building Materials & Construction	0.2
Brokerage	0.1

110.7
Liabilities in excess of other assets	(10.7)

100.0%

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	51

Portfolio of Investments

as of June 30, 2013 (Unaudited) continued

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk and interest rate risk. The effect of such derivative instruments on the Fund's financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the of summary below.

Fair values of derivative instruments as of June 30, 2013 as presented in the Statement of Assets and Liabilities:

Derivatives not designated as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives

	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Credit contracts	Unrealized appreciation on swap agreements	$1,047,808		Unrealized depreciation on swap agreements	$1,051,631
Credit contracts	Premiums paid for swap agreements	742,228		Premiums received for swap agreements	726,075
Interest rate contracts	Due to broker—variation margin	8,625,267	*	Due to broker—variation margin	1,276,938	*

Total		$10,415,303			$3,054,644

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the schedule of open futures contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

See Notes to Financial Statements.

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The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2013 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Futures	Swaps	Total
Credit contracts	—	$(44,623)	$(44,623)
Interest rate contracts	$10,323,464	—	10,323,464

Total	$10,323,464	$(44,623)	$10,278,841

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Futures	Swaps	Total
Credit contracts	—	$247,940	$247,940
Interest rate contracts	$5,913,185	—	5,913,185

Total	$5,913,185	$247,940	$6,161,125

For the six months ended June 30, 2013, the Fund’s average volume of derivative activities is as follows:

Futures Long Position (Value at Trade Date)	Futures Short Position (Value at Trade Date)
$1,942,918,272	$804,495,665

Credit Default Swaps as Buyer (Notional Amount in USD (000))	Credit Default Swaps as Writer (Notional Amount in USD (000))
$28,287	$47,000

The Fund invested in financial instruments and derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for assets and liabilities, where the legal right to set-off exists, is presented in the summary below.

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	53

Portfolio of Investments

as of June 30, 2013 (Unaudited) continued

Offsetting of financial instrument and derivative assets and liabilities:

Description	Gross Amounts of Recognized Assets	Gross Amounts not Subject to Netting	Gross Amounts Offset in the Statement of Financial Position	Net Amounts of Assets Presented in the Statement of Financial Position
Securities on Loan	$1,051,095,374	$—	$—	$1,051,095,374
Over-the-counter Derivatives	1,047,808	—	—	1,047,808

				1,052,143,182

Description	Gross Amounts of Recognized Liabilities	Gross Amounts not Subject to Netting	Gross Amounts Offset in the Statement of Financial Position	Net Amounts of Liabilities Presented in the Statement of Financial Position
Exchange-traded and cleared Derivatives	(128,609)	—	—	(128,609)
Over-the-counter Derivatives	(1,051,631)	—	—	(1,051,631)

				(1,180,240)

Collateral Amounts Pledged/(Received):
Securities on Loan	(1,051,095,374)
Exchange-traded and cleared Derivatives	128,609
Over-the-counter Derivatives	—

Net Amount	$(3,823)

See Notes to Financial Statements.

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PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

FINANCIAL STATEMENTS

(UNAUDITED)

SEMIANNUAL REPORT • JUNE 30, 2013

Prudential Short-Term Corporate Bond Fund, Inc.

Statement of Assets and Liabilities

as of June 30, 2013 (Unaudited)

Assets
Investments at value, including securities on loan of $1,051,095,374:
Unaffiliated investments (cost $9,276,129,535)	$9,323,536,605
Affiliated investments (cost $1,201,288,575)	1,201,288,575
Dividends and interest receivable	85,983,879
Receivable for Fund shares sold	40,746,117
Receivable for investments sold	17,513,409
Unrealized appreciation on swap agreements	1,047,808
Premiums paid for swap agreements	742,228
Prepaid expenses	13,748

Total assets	10,670,872,369

Liabilities
Payable to broker for collateral for securities on loan	1,075,052,695
Payable for Fund shares reacquired	46,535,365
Payable for investments purchased	22,690,021
Dividends payable	6,880,157
Management fee payable	3,165,309
Distribution fee payable	2,438,267
Accrued expenses	1,503,890
Unrealized depreciation on swap agreements	1,051,631
Premiums received for swap agreements	726,075
Due to broker—variation margin	128,609
Affiliated transfer agent fee payable	101,412
Payable to custodian	55,434
Deferred directors’ fees	5,159

Total liabilities	1,160,334,024

Net Assets	$9,510,538,345

Net assets were comprised of:
Common stock, at par	$8,404,729
Paid-in capital in excess of par	9,591,965,394

9,600,370,123
Distributions in excess of net investment income	(44,861,029)
Accumulated net realized loss on investment transactions	(99,723,901)
Net unrealized appreciation on investments	54,753,152

Net assets, June 30, 2013	$9,510,538,345

See Notes to Financial Statements.

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Class A
Net asset value and redemption price per share ($2,704,026,170 ÷ 239,238,319 shares of common stock issued and outstanding)	$11.30
Maximum sales charge (3.25% of offering price)	0.38

Maximum offering price to public	$11.68

Class B
Net asset value, offering price and redemption price per share ($60,391,468 ÷ 5,343,152 shares of common stock issued and outstanding)	$11.30

Class C
Net asset value, offering price and redemption price per share ($2,156,251,495 ÷ 190,765,480 shares of common stock issued and outstanding)	$11.30

Class Q
Net asset value, offering price and redemption price per share ($65,022,186 ÷ 5,739,646 shares of common stock issued and outstanding)	$11.33

Class R
Net asset value, offering price and redemption price per share ($78,790,323 ÷ 6,970,837 shares of common stock issued and outstanding)	$11.30

Class Z
Net asset value, offering price and redemption price per share ($4,446,056,703 ÷ 392,415,460 shares of common stock issued and outstanding)	$11.33

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	57

Statement of Operations

Six Months Ended June 30, 2013 (Unaudited)

Net Investment Income
Income
Interest income	$126,788,739
Affiliated income from securities loaned, net	363,740
Unaffiliated dividend income	129,934
Affiliated dividend income	83,910

Total income	127,366,323

Expenses
Management fee	18,928,812
Distribution fee—Class A	3,309,893
Distribution fee—Class B	299,539
Distribution fee—Class C	10,827,884
Distribution fee—Class R	153,181
Transfer agent’s fees and expenses (including affiliated expense of $298,100) (Note 3)	3,803,000
Custodian’s fees and expenses	458,000
Registration fees	393,000
Reports to shareholders	191,000
Directors’ fees	91,000
Insurance	80,000
Legal fees and expenses	44,000
Audit fee	16,000
Miscellaneous	21,219

Total expenses	38,616,528

Net investment income	88,749,795

Realized And Unrealized Gain (Loss) On Investment Transactions
Net realized gain (loss) on:
Investment transactions	27,848,047
Futures transactions	10,323,464
Swap agreement transactions	(44,623)

38,126,888

Net change in unrealized appreciation (depreciation) on:
Investments	(218,255,207)
Futures contracts	5,913,185
Swap agreements	247,940

(212,094,082)

Net loss on investment transactions	(173,967,194)

Net Decrease In Net Assets Resulting From Operations	$(85,217,399)

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended June 30, 2013	Year Ended December 31, 2012
Increase (Decrease) In Net Assets
Operations
Net investment income	$88,749,795	$173,070,203
Net realized gain on investment transactions	38,126,888	28,474,463
Net change in unrealized appreciation (depreciation) on investments	(212,094,082)	171,328,109

Net increase (decrease) in net assets resulting from operations	(85,217,399)	372,872,775

Dividends from net investment income (Note 1)
Class A	(38,153,159)	(69,127,462)
Class B	(638,430)	(1,326,026)
Class C	(23,085,310)	(46,109,089)
Class Q	(1,004,936)	(1,614,386)
Class R	(809,440)	(876,867)
Class Z	(69,948,842)	(127,587,287)

	(133,640,117)	(246,641,117)

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	2,723,434,288	5,302,165,864
Net asset value of shares issued in reinvestment of dividends	88,719,191	161,000,576
Cost of shares reacquired	(2,533,979,019)	(2,193,647,932)

Net increase in net assets from Fund share transactions	278,174,460	3,269,518,508

Total increase	59,316,944	3,395,750,166

Net Assets:
Beginning of period	9,451,221,401	6,055,471,235

End of period(a)	$9,510,538,345	$9,451,221,401

(a) Includes undistributed net investment income of:	$—	$29,293

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	59

Notes to Financial Statements

(Unaudited)

Prudential Short-Term Corporate Bond Fund, Inc. (the “Fund”), is an open-end management investment company, registered under the Investment Company Act of 1940, as amended, (“1940 Act”). The Fund’s investment objective is high current income consistent with the preservation of principal.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of the financial statements.

Securities Valuation: The Fund holds portfolio securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has delegated fair valuation responsibilities to Prudential Investments LLC (“PI” or “Manager”) through the adoption of Valuation Procedures for valuation of the Fund’s securities. Under the current Valuation Procedures, a Valuation Committee is established and responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures allow the Fund to utilize independent pricing vendor services, quotations from market makers and other valuation methods in events when market quotations are not readily available or not representative of the fair value of the securities. A record of the Valuation Committee’s actions is subject to review, approval and ratification by the Board at its next regularly scheduled quarterly meeting.

Various inputs are used in determining the value of the Fund’s investments, which are summarized in the three broad level hierarchies based on any observable inputs used as described in the table following the Portfolio of Investments. The valuation methodologies and significant inputs used in determining the fair value of securities and other assets classified as Level 1, Level 2 and Level 3 of the hierarchy are as follows:

Common stocks, exchange-traded funds and financial derivative instruments (including futures contracts and certain options and swap contracts on securities), that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 of the fair value hierarchy.

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In the event there is no sale or official closing price on such day, these securities are valued at the mean between the last reported bid and asked prices, or at the last bid price in absence of an asked price. These securities are classified as Level 2 of the fair value hierarchy as these inputs are considered as significant other observable inputs to the valuation.

For common stocks traded on foreign securities exchanges, certain valuation adjustments will be applied when events occur after the close of the security’s foreign market and before the Fund’s normal pricing time. These securities are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 of the fair value hierarchy as the adjustment factors are considered as significant other observable inputs to the valuation.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 as they have the ability to be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market, such as corporate bonds, municipal bonds, U.S. Government agencies issues and guaranteed obligations, U.S. Treasury obligations and sovereign issues are usually valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices usually after evaluating observable inputs including yield curves, credit rating, yield spreads, default rates, cash flows as well as broker/dealer quotations and reported trades. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Asset-backed and mortgage-related securities are usually valued by approved independent pricing vendors. The pricing vendors provide the prices using their internal pricing models with inputs from deal terms, tranche level attributes, yield curves, prepayment speeds, default rates and broker/dealer quotes. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Short-term debt securities of sufficient credit quality, which mature in sixty days or less, are valued using amortized cost method, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. These securities are categorized as Level 2 of the fair value hierarchy.

Prudential Short-Term Corporate Bond Fund, Inc.	61

Notes to Financial Statements

(Unaudited) continued

Over-the-counter financial derivative instruments, such as option contracts, foreign currency contracts and swaps agreements, are usually valued using pricing vendor services, which derive the valuation based on underlying asset prices, indices, spreads, interest rates, exchange rates and other inputs. These instruments are categorized as Level 2 of the fair value hierarchy.

Securities and other assets that cannot be priced using the methods described above are valued with pricing methodologies approved by the Valuation Committee. In the event there are unobservable inputs used when determining such valuations, the securities will be classified as Level 3 of the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Restricted and Illiquid Securities: The Fund may invest up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the investment. Therefore, the Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur expenses that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed

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liquid by the Fund’s Subadviser under the guidelines adopted by the Fund. However, the liquidity of the Fund’s investments in Rule 144A securities could be impaired if trading does not develop or declines.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on financial futures contracts. Financial futures contracts involve elements of risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

The Fund invested in financial futures contracts in order to gain market exposure to certain sectors and for yield curve and duration management. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. With exchange-traded futures contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange traded futures and guarantees the futures contracts against default.

Swap Agreements: The Fund may enter into credit default, interest rate, total return and other forms of swap agreements. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the over-the-counter market and may be executed in either directly with the counterparty (“OTC Traded”) or through a central clearing facility, such as a registered commodities exchange (“Exchange Traded”). Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on investments.

Payments received or paid by the Fund are recorded as realized gains or losses upon termination or maturity of the swap. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at reporting date, if any, are listed on the Portfolio of Investments.

Prudential Short-Term Corporate Bond Fund, Inc.	63

Notes to Financial Statements

(Unaudited) continued

Credit Default Swaps: Credit default swaps involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively a “credit event”) for the referenced entity, typically corporate issues or sovereign issues of an emerging country, on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

The Fund is subject to credit risk in the normal course of pursuing its investment objectives. The Fund entered into credit default swaps to provide a measure of protection against defaults of the issuers. The Fund sold protection using credit default swaps to take an active short position with respect to the likelihood of a particular issuer’s default. The Fund’s maximum risk of loss from counterparty credit risk for purchased credit default swaps is the inability of the counterparty to honor the contract up to the notional value based on a credit event.

As a seller of protection on credit default swap agreements, the Fund will generally receive from the buyer of protection an agreed upon payment throughout the term of the swap provided that there is no credit event. As the seller, the Fund would effectively increase investment risk to its portfolio because, in addition to its total net assets, the Fund may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payments that a Fund as a seller of protection could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. These potential amounts will be partially offset by any recovery values of the respective referenced obligations, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or index. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end are disclosed in the footnotes to the Portfolio of Investments, if applicable, and serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects

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the cost of buying/selling protection and may include upfront payments required to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Master Netting Arrangements: The Fund is subject to various Master Agreements, or netting arrangements, with select counterparties. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. The right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there were no instances where the right of set-off existed and management has not elected to offset.

The Fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over-the-counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Fund is held in a segregated account by the Fund’s custodian and with respect to those amounts which can be sold or re-pledged, are presented in the Portfolio of Investments. Collateral pledged by the Fund is segregated by the Fund’s custodian and identified in the Portfolio of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Fund and the applicable counterparty. Collateral requirements are determined based on the Fund’s net position with each counterparty. Termination events applicable to the Fund may occur upon a decline in the Fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all

Prudential Short-Term Corporate Bond Fund, Inc.	65

Notes to Financial Statements

(Unaudited) continued

derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund’s counterparties to elect early termination could impact the Fund’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates. In connection with these agreements, securities may be identified as collateral or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and serve as recourse in the event of default or bankruptcy/insolvency of either party. Such over-the-counter derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

As of June 30, 2013, the Fund has not met conditions under such agreements which give the counterparty the right to call for an early termination.

Securities Lending: The Fund may lend its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in a highly liquid short-term money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities using the collateral in the open market. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities, and any interest on the investment of cash received as collateral. The Fund also continues to receive interest and dividends or amounts equivalent thereto, on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

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Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses from investment and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management, that may differ from actual.

Net investment income or loss (other than distribution fees, which are charged directly to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund expects to pay dividends from net investment income monthly and distributions from net realized capital gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). The subadvisory agreement provides that PIM will furnish investment advisory services in connection with the management of the Fund. In connection therewith, PIM is obligated to keep certain books and records of the Fund. PI pays for the services of PIM, the cost of

Prudential Short-Term Corporate Bond Fund, Inc.	67

Notes to Financial Statements

(Unaudited) continued

compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other cost and expenses.

The management fee paid to PI is computed daily and payable monthly, at an annual rate of .40% of the average daily net assets of the Fund.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of its Class A, Class B, Class C, Class Q, Class R, and Class Z shares. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B, Class C, and Class R shares pursuant to plans of distribution (the “Class A, B, C, and R Plans”), regardless of expenses actually incurred. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Q or Class Z shares of the Fund.

Pursuant to the Class A, B, C, and R Plans, the Fund compensates PIMS for distribution-related activities at an annual rate of up to .30%, 1%, 1%, and .75% of the average daily net assets of the Class A, B, C, and R shares, respectively. For the six months ended June 30, 2013, PIMS contractually agreed to limit such fees to .25% and .50% of the average daily net assets of the Class A and Class R shares, respectively.

PIMS has advised the Fund that it received $1,650,263 in front-end sales charges resulting from sales of Class A shares during the six months ended June 30, 2013. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended June 30, 2013, it received $111,250, $46,473 and $293,160 in contingent deferred sales charges imposed upon redemptions by certain Class A, Class B and Class C shareholders, respectively.

PI, PIM and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

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PIM is the Fund’s securities lending agent. For the six months ended June 30, 2013, PIM has been compensated $108,473 for these services.

The Fund invests in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a portfolio of the Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as affiliated dividend income.

Note 4. Portfolio Securities

Purchases and sales of portfolio securities, other than short-term investments and U.S. Government securities, for the six months ended June 30, 2013, were $1,835,020,228 and $1,434,628,798, respectively.

Note 5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of June 30, 2013 were as follows:

Tax Basis	Appreciation	Depreciation	Net Unrealized Depreciation
$10,595,115,780	$101,258,307	$(171,548,907)	$(70,290,600)

The difference between book basis and tax basis is primarily attributable to the differences in the treatment of accreting market discount and premium amortization for book and tax purposes and deferred losses on wash sales as of the most recent fiscal year end.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), the Fund is permitted to carryforward capital losses incurred in the fiscal years ended December 31, 2011 and 2012 (“post-enactment losses”) for an unlimited period. Post-enactment losses are required to be utilized before the utilization of losses incurred prior to the effective date of the Act. As a result of this ordering rule, capital loss carryforwards related to taxable years ending before December 31, 2011 (“pre-enactment losses”) may have an increased likelihood to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses. As of December 31, 2012, the pre and post-enactment losses were approximately:

Prudential Short-Term Corporate Bond Fund, Inc.	69

Notes to Financial Statements

(Unaudited) continued

Post-Enactment Losses:	$17,681,000

Pre-Enactment Losses:
Expiring 2013	$5,329,000
Expiring 2014	7,851,000
Expiring 2015	1,945,000
Expiring 2018	1,603,000

$16,728,000

The Fund elected to treat post-October capital losses of approximately $3,939,000 as having been incurred in the following fiscal year (December 31, 2013).

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Fund offers Class A, Class B, Class C, Class Q, Class R, and Class Z shares. Class A shares are sold with a front-end sales charge of up to 3.25%. All investors who purchased Class A shares in an amount of $1 million or more and sell these shares within 18 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of .50%. The Class A CDSC is waived for purchases by certain retirement or benefit plans. Class B shares are sold with a CDSC of 3% which decreases by 1% annually to 1% in the third and fourth years and 0% in the fifth year. Class B shares automatically convert to Class A shares on a quarterly basis, approximately five years after purchase. Class C shares are sold with a CDSC of 1% on sales of shares made within 12 months of purchase. A special exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value. Class R shares are available to certain retirement plans, clearing and settlement firms. Class Q, Class R and Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of common stock.

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There are 2 billion shares of common stock authorized at $.01 par value per share, divided into six classes, designated Class A, Class B, Class C, Class Q, Class R, and Class Z common stock. Class A shares consists of 475 million authorized shares, Class B consists of 25 million authorized shares, Class C consists of 400 million authorized shares, Class Q and Class R shares each consist of 100 million authorized shares, and Class Z shares consist of 900 million authorized shares.

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended June 30, 2013:
Shares sold	62,558,698	$720,452,000
Shares issued in reinvestment of dividends	2,773,342	31,849,780
Shares reacquired	(50,081,578)	(576,172,795)

Net increase (decrease) in shares outstanding before conversion	15,250,462	176,128,985
Shares issued upon conversion from Class B, Class C and Class Z	648,817	7,466,133
Shares reacquired upon conversion into Class Z	(1,248,491)	(14,369,960)

Net increase (decrease) in shares outstanding	14,650,788	$169,225,158

Year ended December 31, 2012:
Shares sold	121,449,092	$1,399,663,304
Shares issued in reinvestment of dividends	5,017,932	57,863,096
Shares reacquired	(55,133,828)	(635,188,582)

Net increase (decrease) in shares outstanding before conversion	71,333,196	822,337,818
Shares issued upon conversion from Class B and Class Z	1,655,965	19,097,397
Shares reacquired upon conversion into Class Z	(3,987,290)	(45,924,296)

Net increase (decrease) in shares outstanding	69,001,871	$795,510,919

Class B
Six months ended June 30, 2013:
Shares sold	846,844	$9,742,927
Shares issued in reinvestment of dividends	51,571	592,415
Shares reacquired	(579,635)	(6,667,693)

Net increase (decrease) in shares outstanding before conversion	318,780	3,667,649
Shares reacquired upon conversion into Class A	(96,566)	(1,107,810)

Net increase (decrease) in shares outstanding	222,214	$2,559,839

Year ended December 31, 2012:
Shares sold	1,819,804	$20,959,092
Shares issued in reinvestment of dividends	105,022	1,210,895
Shares reacquired	(790,670)	(9,099,668)

Net increase (decrease) in shares outstanding before conversion	1,134,156	13,070,319
Shares reacquired upon conversion into Class A	(215,652)	(2,485,387)

Net increase (decrease) in shares outstanding	918,504	$10,584,932

Prudential Short-Term Corporate Bond Fund, Inc.	71

Notes to Financial Statements

(Unaudited) continued

Class C	Shares	Amount
Six months ended June 30, 2013:
Shares sold	30,147,543	$347,169,183
Shares issued in reinvestment of dividends	1,481,151	17,014,623
Shares reacquired	(24,560,813)	(282,251,975)

Net increase (decrease) in shares outstanding before conversion	7,067,881	81,931,831
Shares reacquired upon conversion into Class A and Class Z	(1,014,324)	(11,674,624)

Net increase (decrease) in shares outstanding	6,053,557	$70,257,207

Year ended December 31, 2012:
Shares sold	74,335,452	$856,352,012
Shares issued in reinvestment of dividends	2,879,478	33,202,331
Shares reacquired	(29,042,522)	(334,496,868)

Net increase (decrease) in shares outstanding before conversion	48,172,408	555,057,475
Shares reacquired upon conversion into Class Z	(863,133)	(9,975,928)

Net increase (decrease) in shares outstanding	47,309,275	$545,081,547

Class Q
Six months ended June 30, 2013:
Shares sold	851,622	$9,847,217
Shares issued in reinvestment of dividends	87,307	1,004,956
Shares reacquired	(136,586)	(1,568,344)

Net increase (decrease) in shares outstanding	802,343	$9,283,829

Period ended December 31, 2012*:
Shares sold	660,057	$7,640,115
Shares issued in reinvestment of dividends	139,625	1,614,386
Shares reacquired	(442,979)	(5,115,846)

Net increase (decrease) in shares outstanding before conversion	356,703	4,138,655
Shares issued upon conversion from Class Z	4,580,600	52,905,927

Net increase (decrease) in shares outstanding	4,937,303	$57,044,582

Class R
Six months ended June 30, 2013:
Shares sold	3,535,843	$40,692,475
Shares issued in reinvestment of dividends	63,577	729,585
Shares reacquired	(668,266)	(7,696,289)

Net increase (decrease) in shares outstanding	2,931,154	$33,725,771

Year ended December 31, 2012:
Shares sold	2,787,496	$32,187,717
Shares issued in reinvestment of dividends	63,423	731,605
Shares reacquired	(789,788)	(9,105,066)

Net increase (decrease) in shares outstanding	2,061,131	$23,814,256

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Class Z	Shares	Amount
Six months ended June 30, 2013:
Shares sold	138,306,522	$1,595,530,486
Shares issued in reinvestment of dividends	3,259,173	37,527,832
Shares reacquired	(143,925,618)	(1,659,621,923)

Net increase (decrease) in shares outstanding before conversion	(2,359,923)	(26,563,605)
Shares issued upon conversion from Class A and Class C	2,236,153	25,798,989
Shares reacquired upon conversion into Class A	(529,711)	(6,112,728)

Net increase (decrease) in shares outstanding	(653,481)	$(6,877,344)

Year ended December 31, 2012:
Shares sold	258,564,277	$2,985,363,624
Shares issued in reinvestment of dividends	5,742,225	66,378,263
Shares reacquired	(103,978,289)	(1,200,641,902)

Net increase (decrease) in shares outstanding before conversion	160,328,213	1,851,099,985
Shares issued upon conversion from Class A and Class C	4,838,597	55,900,224
Shares reacquired upon conversion into Class A and Class Q	(6,015,505)	(69,517,937)

Net increase (decrease) in shares outstanding	159,151,305	$1,837,482,272

*	Commencement of offering on March 2, 2012.

Note 7. Borrowings

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period November 15, 2012 through November 14, 2013. The Funds pay an annualized commitment fee of 0.08% on the unused portion of the SCA. Prior to November 15, 2012, the Funds had another SCA with substantially similar terms. Interest on any borrowings under the SCA is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly.

The Fund did not utilize the SCA during the period ended June 30, 2013.

Prudential Short-Term Corporate Bond Fund, Inc.	73

Financial Highlights

(Unaudited)

Class A Shares
	Six Months Ended June 30,		Year Ended December 31,
	2013		2012	2011	2010		2009	2008
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$11.56		$11.35	$11.47	$11.40		$10.47	$10.88
Income (loss) from investment operations:
Net investment income	.11		.26	.32	.35		.40	.45
Net realized and unrealized gain (loss) on investment transactions	(.21)		.33	(.01)	.19		.99	(.37)
Total from investment operations	(.10)		.59	.31	.54		1.39	.08
Less Dividends:
Dividends from net investment income	(.16)		(.38)	(.43)	(.47)		(.46)	(.49)
Capital Contributions(f):	-		-	-	-	(b)	-	-
Net asset value, end of period	$11.30		$11.56	$11.35	$11.47		$11.40	$10.47
Total Return(c):	(.84)%		5.23%	2.77%	4.78%		13.53%	.77%

Ratios/Supplemental Data:
Net assets, end of period (000)	$2,704,026		$2,596,682	$1,765,432	$1,601,862		$1,132,207	$227,052
Average net assets (000)	$2,669,591		$2,125,935	$1,685,849	$1,459,695		$641,058	$179,641
Ratios to average net assets(d):
Expenses(e)	.76%	(g)	.78%	.77%	.77%		.81%	.86%
Net investment income	1.93%	(g)	2.30%	2.77%	3.02%		3.58%	4.21%
Portfolio turnover rate	33%	(h)	78%	77%	82%		196%	83%

(a) Calculated based on average shares outstanding during the period.

(b) Less than $.005 per share.

(c) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.

(d) Does not include expenses of the underlying portfolio in which the Fund invests.

(e) The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .25% of the average daily net assets of the Class A shares.

(f) The Fund received payments related to a former affiliate’s and to an unaffiliated-third party’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares during the fiscal year ended December 31, 2010. The Fund was not involved in the proceedings or in the calculation of the amount of settlement.

(g) Annualized.

(h) Not annualized.

See Notes to Financial Statements.

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Class B Shares
	Six Months Ended June 30,		Year Ended December 31,
	2013		2012	2011		2010		2009	2008
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$11.56		$11.35	$11.47		$11.40		$10.47	$10.88
Income (loss) from investment operations:
Net investment income	.07		.18	.23		.26		.31	.37
Net realized and unrealized gain (loss) on investment transactions	(.21)		.32	-	(b)	.19		1.00	(.37)
Total from investment operations	(.14)		.50	.23		.45		1.31	-
Less Dividends:
Dividends from net investment income	(.12)		(.29)	(.35)		(.38)		(.38)	(.41)
Capital Contributions(f):	-		-	-		-	(b)	-	-
Net asset value, end of period	$11.30		$11.56	$11.35		$11.47		$11.40	$10.47
Total Return(c):	(1.21)%		4.44%	2.01%		4.01%		12.64%	- (d)

Ratios/Supplemental Data:
Net assets, end of period (000)	$60,391		$59,209	$47,686		$38,478		$20,847	$9,354
Average net assets (000)	$60,398		$52,940	$43,517		$29,898		$14,980	$12,519
Ratios to average net assets(e):
Expenses	1.51%	(g)	1.53%	1.52%		1.52%		1.56%	1.61%
Net investment income	1.18%	(g)	1.56%	2.01%		2.26%		2.83%	3.44%
Portfolio turnover rate	33%	(h)	78%	77%		82%		196%	83%

(a) Calculated based on average shares outstanding during the period.

(b) Less than $.005 per share.

(c) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.

(d) Less than .005%.

(e) Does not include expenses of the underlying portfolio in which the Fund invests.

(f) The Fund received payments related to a former affiliate’s and to an unaffiliated-third party’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares during the fiscal year ended December 31, 2010. The Fund was not involved in the proceedings or in the calculation of the amount of settlement.

(g) Annualized.

(h) Not annualized.

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	75

Financial Highlights

(Unaudited) continued

Class C Shares
	Six Months Ended June 30,		Year Ended December 31,
	2013		2012	2011	2010		2009	2008
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$11.56		$11.35	$11.48	$11.40		$10.47	$10.88
Income (loss) from investment operations:
Net investment income	.07		.18	.23	.27		.34	.40
Net realized and unrealized gain (loss) on investment transactions	(.21)		.32	(.01)	.20		1.01	(.37)
Total from investment operations	(.14)		.50	.22	.47		1.35	.03
Less Dividends:
Dividends from net investment income	(.12)		(.29)	(.35)	(.39)		(.42)	(.44)
Capital Contributions(f):	-		-	-	-	(b)	-	-
Net asset value, end of period	$11.30		$11.56	$11.35	$11.48		$11.40	$10.47
Total Return(c):	(1.21)%		4.45%	1.92%	4.19%		13.05%	.27%

Ratios/Supplemental Data:
Net assets, end of period (000)	$2,156,251		$2,135,745	$1,559,205	$1,345,828		$789,883	$35,727
Average net assets (000)	$2,183,536		$1,842,751	$1,401,509	$1,133,925		$341,332	$27,757
Ratios to average net assets(d):
Expenses(e)	1.51%	(g)	1.53%	1.52%	1.45%		1.31%	1.36%
Net investment income	1.18%	(g)	1.55%	2.01%	2.33%		3.08%	3.72%
Portfolio turnover rate	33%	(h)	78%	77%	82%		196%	83%

(a) Calculated based on average shares outstanding during the period.

(b) Less than $.005 per share.

(c) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.

(d) Does not include expenses of the underlying portfolio in which the Fund invests.

(e) The distributor of the Fund contractually agreed to limit its distribution and service (12b-1) fees to .75% of the average daily net assets of the Class C shares through April 30, 2010.

(f) The Fund received payments related to a former affiliate’s and to an unaffiliated-third party’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares during the fiscal year ended December 31, 2010. The Fund was not involved in the proceedings or in the calculation of the amount of settlement.

(g) Annualized.

(h) Not annualized.

See Notes to Financial Statements.

76	Visit our website at www.prudentialfunds.com

Class Q Shares
	Six Months Ended June 30, 2013		March 2, 2012(a) through December 31, 2012
Per Share Operating Performance(b):
Net Asset Value, Beginning Of Period	$11.59		$11.55
Income (loss) from investment operations:
Net investment income	.13		.23
Net realized and unrealized gain (loss) on investment transactions	(.21)		.15
Total from investment operations	(.08)		.38
Less Dividends:
Dividends from net investment income	(.18)		(.34)
Net asset value, end of period	$11.33		$11.59
Total Return(c):	(.67)%		3.34%

Ratios/Supplemental Data:
Net assets, end of period (000)	$65,022		$57,217
Average net assets (000)	$63,032		$54,722
Ratios to average net assets(d):
Expenses	.43%	(e)	.43%	(e)
Net investment income	2.27%	(e)	2.43%	(e)
Portfolio turnover rate	33%	(f)	78%	(f)

(a) Commencement of offering.

(b) Calculated based on average shares outstanding during the period.

(c) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.

(d) Does not include expenses of the underlying portfolio in which the Fund invests.

(e) Annualized.

(f) Not annualized.

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	77

Financial Highlights

(Unaudited) continued

Class R Shares
	Six Months Ended June 30,		Year Ended December 31,
	2013		2012	2011	2010		2009	2008
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$11.56		$11.35	$11.47	$11.40		$10.47	$10.88
Income (loss) from investment operations:
Net investment income	.10		.23	.29	.32		.36	.43
Net realized and unrealized gain (loss) on investment transactions	(.21)		.33	(.01)	.19		1.01	(.37)
Total from investment operations	(.11)		.56	.28	.51		1.37	.06
Less Dividends:
Dividends from net investment income	(.15)		(.35)	(.40)	(.44)		(.44)	(.47)
Capital Contributions(f):	-		-	-	-	(b)	-	-
Net asset value, end of period	$11.30		$11.56	$11.35	$11.47		$11.40	$10.47
Total Return(c):	(.96)%		4.96%	2.51%	4.52%		13.25%	.53%

Ratios/Supplemental Data:
Net assets, end of period (000)	$78,790		$46,706	$22,451	$16,009		$6,982	$730
Average net assets (000)	$61,776		$29,321	$20,172	$11,902		$2,614	$301
Ratios to average net assets(d):
Expenses(e)	1.01%	(g)	1.03%	1.02%	1.02%		1.06%	1.11%
Net investment income	1.69%	(g)	2.04%	2.50%	2.76%		3.34%	4.04%
Portfolio turnover rate	33%	(h)	78%	77%	82%		196%	83%

(a) Calculated based on average shares outstanding during the period.

(b) Less than $.005 per share.

(c) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d) Does not include expenses of the underlying portfolio in which the Fund invests.

(e) The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .50% of the average daily net assets of the Class R shares.

(f) The Fund received payments related to a former affiliate’s and to an unaffiliated-third party’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares during the fiscal year ended December 31, 2010. The Fund was not involved in the proceedings or in the calculation of the amount of settlement.

(g) Annualized.

(h) Not annualized.

See Notes to Financial Statements.

78	Visit our website at www.prudentialfunds.com

Class Z Shares
	Six Months Ended June 30,		Year Ended December 31,
	2013		2012	2011	2010		2009	2008
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$11.59		$11.37	$11.50	$11.42		$10.50	$10.91
Income (loss) from investment operations:
Net investment income	.13		.29	.34	.38		.43	.48
Net realized and unrealized gain (loss) on investment transactions	(.21)		.34	(.01)	.20		.98	(.37)
Total from investment operations	(.08)		.63	.33	.58		1.41	.11
Less Dividends:
Dividends from net investment income	(.18)		(.41)	(.46)	(.50)		(.49)	(.52)
Capital Contributions(e):	-		-	-	-	(b)	-	-
Net asset value, end of period	$11.33		$11.59	$11.37	$11.50		$11.42	$10.50
Total Return(c):	(.71)%		5.58%	2.95%	5.14%		13.69%	1.02%

Ratios/Supplemental Data:
Net assets, end of period (000)	$4,446,057		$4,555,662	$2,660,697	$1,205,119		$673,025	$67,989
Average net assets (000)	$4,504,822		$3,647,207	$1,692,922	$979,716		$325,438	$62,409
Ratios to average net assets(d):
Expenses	.51%	(f)	.53%	.52%	.52%		.56%	.61%
Net investment income	2.18%	(f)	2.55%	2.97%	3.26%		3.83%	4.45%
Portfolio turnover rate	33%	(g)	78%	77%	82%		196%	83%

(a) Calculated based on average shares outstanding during the period.

(b) Less than $.005 per share.

(c) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d) Does not include expenses of the underlying portfolio in which the Fund invests.

(e) The Fund received payments related to a former affiliate’s and to an unaffiliated-third party’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares during the fiscal year ended December 31, 2010. The Fund was not involved in the proceedings or in the calculation of the amount of settlement.

(f) Annualized.

(g) Not annualized.

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	79

Approval of Advisory Agreements

The Fund’s Board of Directors

The Board of Directors (the “Board”) of Prudential Short-Term Corporate Bond Fund, Inc. (the “Fund”) consists of ten individuals, eight of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Directors”). The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Directors have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Director. The Board has established three standing committees: the Audit Committee, the Nominating and Governance Committee, and the Investment Committee. Each committee is chaired by, and composed of, Independent Directors.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with Prudential Investments LLC (“PI”) and the Fund’s subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). In considering the renewal of the agreements, the Board, including all of the Independent Directors, met on June 4-6, 2013 and approved the renewal of the agreements through July 31, 2014, after concluding that the renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PI and PIM. Also, the Board considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Directors advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PI and the subadviser, the performance of the Fund, the profitability of PI and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders as the Fund’s assets grow. In their deliberations, the Directors did not identify any single factor which alone was responsible for the Board’s decision to approve the agreements with respect to the Fund. In connection with its deliberations, the Board considered information provided by PI throughout the year at regular Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the meetings on June 4-6, 2013.

Prudential Short-Term Corporate Bond Fund, Inc.

Approval of Advisory Agreements (continued)

The Directors determined that the overall arrangements between the Fund and PI, which serves as the Fund’s investment manager pursuant to a management agreement, and between PI and PIM, which serves as the Fund’s subadviser pursuant to the terms of a subadvisory agreement with PI, are in the best interests of the Fund and its shareholders in light of the services provided, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Directors’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Fund by PI and PIM. The Board considered the services provided by PI, including but not limited to the oversight of the subadviser for the Fund, as well as the provision of fund recordkeeping, compliance, and other services to the Fund. With respect to PI’s oversight of the subadviser, the Board noted that PI’s Strategic Investment Research Group (“SIRG”), which is a business unit of PI, is responsible for monitoring and reporting to PI’s senior management on the performance and operations of the subadviser. The Board also considered that PI pays the salaries of all of the officers and non-independent Directors of the Fund. The Board also considered the investment subadvisory services provided by PIM, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PI’s evaluation of the subadviser, as well as PI’s recommendation, based on its review of the subadviser, to renew the subadvisory agreement.

The Board considered the qualifications, backgrounds and responsibilities of PI’s senior management responsible for the oversight of the Fund and PIM, and also considered the qualifications, backgrounds and responsibilities of PIM’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PI’s and PIM’s organizational structure, senior management, investment operations, and other relevant information pertaining to both PI and PIM. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to both PI and PIM. The Board noted that PIM is affiliated with PI.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PI and the subadvisory services provided to the Fund by PIM, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PI and PIM under the management and subadvisory agreements.

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Costs of Services and Profits Realized by PI

The Board was provided with information on the profitability of PI and its affiliates in serving as the Fund’s investment manager. The Board discussed with PI the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. The Board separately considered information regarding the profitability of the subadviser, an affiliate of PI. Taking these factors into account, the Board concluded that the profitability of PI and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board noted that the management fee schedule for the Fund does not contain breakpoints that would reduce the fee rate on assets above specified levels. The Board received and discussed information concerning whether PI realizes economies of scale as the Fund’s assets grow beyond current levels. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PI’s costs are not specific to individual funds, but rather are incurred across a variety of products and services. In light of the Fund’s current size and expense structure, the Board concluded that the absence of breakpoints in the Fund’s fee schedule is acceptable at this time.

Other Benefits to PI and PIM

The Board considered potential ancillary benefits that might be received by PI and PIM and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PI included fees received by affiliates of PI for serving as the Fund’s securities lending agent, transfer agency fees received by the Fund’s transfer agent (which is affiliated with PI), as well as benefits to its reputation or other intangible benefits resulting from PI’s association with the Fund. The Board concluded that the potential benefits to be derived by PIM included the ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to its reputation. The Board concluded that the benefits derived by PI and PIM were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Prudential Short-Term Corporate Bond Fund, Inc.

Approval of Advisory Agreements (continued)

Performance of the Fund / Fees and Expenses

The Board considered certain additional specific factors and made related conclusions relating to the historical performance of the Fund for the one-, three-, five- and ten-year periods ended December 31, 2012.

The Board also considered the Fund’s actual management fee, as well as the Fund’s net total expense ratio, for the fiscal year ended December 31, 2012. The Board considered the management fee for the Fund as compared to the management fee charged by PI to other funds and the fee charged by other advisers to comparable mutual funds in a Peer Group. The actual management fee represents the fee rate actually paid by Fund shareholders and includes any fee waivers or reimbursements. The net total expense ratio for the Fund represents the actual expense ratio incurred by Fund shareholders.

The mutual funds included in the Peer Universe (the Lipper Short-Intermediate Investment-Grade Debt Performance Universe) and the Peer Group were objectively determined by Lipper Inc., (“Lipper”) an independent provider of mutual fund data. The comparisons placed the Fund in various quartiles, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The section below summarizes key factors considered by the Board and the Board’s conclusions regarding the Fund’s performance, fees and overall expenses. The table sets forth gross performance comparisons (which do not reflect the impact on performance of fund expenses, or any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	3rd Quartile	2nd Quartile	1st Quartile
Actual Management Fees: 2nd Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Fund outperformed its benchmark index over all periods.
•	The Board concluded that, in light of the Fund’s competitive performance, it would be in the best interests of the Fund and its shareholders to renew the agreements.
•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

Visit our website at www.prudentialfunds.com

*     *     *

After full consideration of these factors, the Board concluded that approval of the agreements was in the best interests of the Fund and its shareholders.

Prudential Short-Term Corporate Bond Fund, Inc.

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Commission’s website.

DIRECTORS
Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Michael S. Hyland • Douglas H. McCorkindale • Stephen P. Munn • Richard A. Redeker • Stuart S. Parker • Robin B. Smith • Stephen G. Stoneburn

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Bruce Karpati, Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Amanda S. Ryan, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Prudential Investment Management, Inc.	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Prudential Short-Term Corporate Bond Fund, Inc., Prudential Investments, Attn: Board of Directors, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (202) 551-8090. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL SHORT-TERM CORPORATE BOND FUND, INC.

SHARE CLASS	A	B	C	Q	R	Z
NASDAQ	PBSMX	PSMBX	PIFCX	PSTQX	JDTRX	PIFZX
CUSIP	74441R102	74441R201	74441R300	74441R607	74441R409	74441R508

MF140E2    0248584-00001-00

Item 2	–	Code of Ethics – Not required, as this is not an annual filing.

Item 3	–	Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4	–	Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5	–	Audit Committee of Listed Registrants – Not applicable.

Item 6	–	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7	–	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8	–	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9	–	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10	–	Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11	–	Controls and Procedures

(a)     It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)     There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12	–	Exhibits

	(a)	(1) Code of Ethics – Not required, as this is not an annual filing.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3) Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

	(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Short-Term Corporate Bond Fund, Inc.

By:	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date:	August 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	August 22, 2013

By:	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date:	August 22, 2013